United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7141

(Investment Company Act File Number)

Federated Hermes World Investment Series, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/21

Date of Reporting Period: Six months ended 05/31/21

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2021

Share Class | Ticker	A | IHIAX	C | IHICX	Institutional | EMDIX

Federated Hermes Emerging Market Debt Fund
Fund Established 1996

A Portfolio of Federated Hermes World Investment Series, Inc.
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2020 through May 31, 2021.
While the pandemic continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At May 31, 2021, the Fund’s issuer country exposure composition was as follows:
Country	Exposure as a Percentage of Total Net Assets[1]
China	12.6%
Mexico	10.4%
Brazil	9.8%
Russia	8.1%
Turkey	7.5%
South Africa	4.8%
Egypt	4.4%
Saudi Arabia	3.1%
Ghana	2.8%
Nigeria	2.4%
Ukraine	2.2%
Peru	2.0%
Argentina	2.0%
Colombia	1.9%
United Arab Emirates	1.8%
Bahrain	1.8%
Oman	1.7%
Belarus	1.6%
Poland	1.3%
Ecuador	1.2%
Pakistan	1.2%
Costa Rica	1.1%
Angola	1.0%
Other[2]	11.6%
Cash Equivalents[3]	1.2%
Derivative Contracts[4]	(0.1%)
Other Assets and Liabilities—Net[5]	0.6%
TOTAL	100%
1
This table depicts the Fund’s exposure to various countries through its investment in foreign fixed-income securities, along with the Fund’s holdings of cash equivalents and other assets and liabilities. With respect to foreign corporate fixed-income securities, country allocations are based primarily on the country in which the issuing company (the “Issuer”) has registered the security. However, the Fund’s Adviser may allocate the Issuer to a country based on other factors such as the location of the Issuer’s head office, the jurisdiction of the Issuer’s incorporation, the location of the principal trading market for the Issuer’s securities or the country from which a majority of the Issuer’s revenue is derived.
Semi-Annual Shareholder Report

2
For purposes of this table, issuer country exposure which constitutes less than 1.00% of the Fund’s total net assets have been aggregated under the designation of “Other.”
3
Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statement of Assets and Liabilities for information regarding the Fund’s foreign cash position.
4
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5
Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2021 (unaudited)
Principal Amount, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—63.6%
		Banking—2.2%
$200,000		Development Bank of Mongolia, Sr. Unsecd. Note, 144A, 7.250%, 10/23/2023	$215,250
200,000		Development Bank of the Republic of Belarus JSC, Sr. Unsecd. Note, 144A, 6.750%, 5/2/2024	188,732
200,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, 144A, 5.250%, 2/5/2025	197,833
200,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, 144A, 6.500%, 1/8/2026	203,638
		TOTAL	805,453
		Financial Intermediaries—1.2%
200,000		Corp Financi De Desarrol, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2025	217,500
200,000		ICD Funding Ltd., Sr. Unsecd. Note, 4.625%, 5/21/2024	215,524
		TOTAL	433,024
		Oil & Gas—4.5%
200,000		Ecopetrol SA, Sr. Unsecd. Note, 6.875%, 4/29/2030	237,740
1,000,000	[1,2]	Petroleos de Venezuela, S.A., Unsecd. Note, REGS, 6.000%, 5/16/2024	46,000
450,000		Petroleos Mexicanos, Sr. Unsecd. Note, 5.950%, 1/28/2031	438,187
200,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.500%, 3/13/2027	213,792
100,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.950%, 1/28/2060	88,705
417,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.350%, 2/12/2048	353,889
8,333		Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, REGS, 6.000%, 5/8/2022	8,467
200,000		Saudi Arabian Oil Co. (Aramco), Sr. Unsecd. Note, 144A, 4.375%, 4/16/2049	222,860
		TOTAL	1,609,640
		Sovereign—51.5%
200,000		Angola, Government of, Sr. Unsecd. Note, 144A, 8.000%, 11/26/2029	203,500
200,000		Angola, Government of, Sr. Unsecd. Note, REGS, 9.125%, 11/26/2049	203,070
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$205,503		Argentina, Government of, Sr. Unsecd. Note, 0.125%, 7/9/2030	$75,890
621,997		Argentina, Government of, Sr. Unsecd. Note, 0.125%, 7/9/2035	205,265
550,000		Argentina, Government of, Sr. Unsecd. Note, 0.125%, 7/9/2041	204,100
100,000		Argentina, Government of, Sr. Unsecd. Note, 0.125%, 7/9/2041	33,001
173,179		Argentina, Government of, Unsecd. Note, 0.125%, 7/9/2030	59,143
22,899		Argentina, Government of, Unsecd. Note, 1.000%, 7/9/2029	8,244
200,000		Bahamas, Government of, Sr. Unsecd. Note, 144A, 5.750%, 1/16/2024	207,000
200,000		Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.000%, 1/26/2026	228,838
200,000		Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.000%, 10/12/2028	223,775
200,000		Belarus, Government of, Sr. Unsecd. Note, 144A, 5.875%, 2/24/2026	187,452
BRL 9,900,000		Brazil, Government of, Series NTNF, 10.000%, 1/1/2025	2,096,578
$200,000		Cameroon, Government of, Sr. Unsecd. Note, 144A, 9.500%, 11/19/2025	228,404
CNY 8,000,000		China, Government of, Series 1916, 3.120%, 12/5/2026	1,267,551
7,500,000		China, Government of, Sr. Unsecd. Note, Series 1827, 3.250%, 11/22/2028	1,193,099
COP 850,000,000		Colombia, Government of, Sr. Unsecd. Note, Series B, 6.000%, 4/28/2028	220,906
$200,000		Costa Rica, Government of, 144A, 4.250%, 1/26/2023	203,380
200,000		Costa Rica, Government of, REGS, 4.250%, 1/26/2023	203,380
150,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 4.875%, 9/23/2032	155,175
150,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.300%, 1/21/2041	150,450
50,000		Ecuador, Government of, Sr. Secd. Note, 144A, 0.500%, 7/31/2030	43,425
179,024	[1]	Ecuador, Government of, Sr. Unsecd. Note, 144A, 0.001%, 7/31/2030	99,985
313,500		Ecuador, Government of, Sr. Unsecd. Note, 144A, 0.500%, 7/31/2040	197,505
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$125,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 0.500%, 7/31/2035	$87,500
EGP 850,000	[3]	Egypt Treasury Bill, Unsecd. Note, Series 273D, 12.951%, 8/10/2021	52,908
3,200,000	[3]	Egypt Treasury Bill, Unsecd. Note, Series 364D, 13.309%, 10/26/2021	193,824
$200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 3.875%, 2/16/2026	198,500
EUR 100,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 6.375%, 4/11/2031	129,377
$200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.052%, 1/15/2032	208,684
200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.500%, 2/16/2061	191,840
200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 8.700%, 3/1/2049	214,840
200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 8.875%, 5/29/2050	219,376
EGP 2,200,000		Egypt, Government of, Unsecd. Note, Series 7YR, 14.556%, 10/13/2027	140,229
$100,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 6.375%, 1/18/2027	97,890
200,000		Ghana, Government of, Sr. Unsecd. Note, 144A, 8.875%, 5/7/2042	202,392
200,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 7.875%, 3/26/2027	211,344
EUR 100,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 5.875%, 10/17/2031	132,457
$103,921		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 5.750%, 12/31/2032	104,667
200,000		Jordan, Government of, Sr. Unsecd. Note, 144A, 5.850%, 7/7/2030	207,750
200,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 5.250%, 1/25/2033	192,540
200,000	[1,2]	Lebanon, Government of, Sr. Unsecd. Note, 6.000%, 1/27/2023	24,940
MXN 2,800,000		Mex Bonos Desarr Fix Rt, Sr. Unsecd. Note, Series M, 7.750%, 11/23/2034	150,473
27,500,000		Mexico, Government of, Sr. Unsecd. Note, Series M, 5.750%, 3/5/2026	1,358,197
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$8,800,000		Mexico, Government of, Sr. Unsecd. Note, Series M, 7.250%, 12/9/2021	$447,873
$200,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 6.500%, 11/28/2027	213,100
200,000		Oman, Government of, Sr. Unsecd. Note, 144A, 6.250%, 1/25/2031	212,035
200,000		Oman, Government of, Sr. Unsecd. Note, REGS, 4.750%, 6/15/2026	206,932
200,000		Pakistan, Government of, Sr. Secd. Note, REGS, 6.875%, 12/5/2027	208,981
200,000		Pakistan, Government of, Sr. Unsecd. Note, 144A, 7.375%, 4/8/2031	209,580
PEN 700,000		Peru, Government of, Sr. Unsecd. Note, 6.150%, 8/12/2032	200,951
PLN 1,600,000		Poland, Government of, Unsecd. Note, Series 0726, 2.500%, 7/25/2026	461,625
$200,000		Romania, Government of, Sr. Unsecd. Note, 144A, 4.000%, 2/14/2051	204,816
RUB 45,000,000		Russia, Government of, Series 6212, 7.050%, 1/19/2028	624,112
42,800,000		Russia, Government of, Unsecd. Note, Series 6222, 7.100%, 10/16/2024	598,228
$200,000		Saudi Arabia, Government of, Sr. Unsecd. Note, REGS, 4.500%, 10/26/2046	228,772
200,000		Senegal, Government of, Sr. Unsecd. Note, 144A, 6.750%, 3/13/2048	203,372
ZAR 8,000,000		South Africa, Government of, Series R209, 6.250%, 3/31/2036	407,490
$200,000		Sri Lanka, Government of, Sr. Unsecd. Note, REGS, 6.750%, 4/18/2028	133,414
200,000		Turkey, Government of, Sr. Unsecd. Note, 4.750%, 1/26/2026	194,758
200,000		Turkey, Government of, Sr. Unsecd. Note, 5.250%, 3/13/2030	186,075
200,000		Turkey, Government of, Sr. Unsecd. Note, 5.600%, 11/14/2024	204,000
200,000		Turkey, Government of, Sr. Unsecd. Note, 6.125%, 10/24/2028	200,050
200,000		Ukraine, Government of, Sr. Unsecd. Note, 144A, 6.876%, 5/21/2029	208,384
325,000	[1]	Ukraine, Government of, Unsecd. Note, Series GDP, 144A, 0.000%, 5/31/2040	360,652
UYU 3,400,000		Uruguay, Government of, 144A, 9.875%, 6/20/2022	79,834
$200,000		Uzbekistan, Government of, Unsecd. Note, 144A, 4.750%, 2/20/2024	212,996
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$1,500,000	[1,2]	Venezuela, Government of, 8.250%, 10/13/2024	$150,000
		TOTAL	18,576,874
		State/Provincial—0.6%
200,000		Istanbul Metropolitan Municipality, Sr. Unsecd. Note, 144A, 6.375%, 12/9/2025	196,214
		Transportation—1.2%
200,000		DP World Ltd., Sr. Unsecd. Note, 144A, 4.700%, 9/30/2049	217,551
200,000		Empresa De Transporte ME, Sr. Unsecd. Note, 144A, 5.000%, 1/25/2047	231,100
		TOTAL	448,651
		Utilities—2.4%
200,000		Eskom Holdings Soc Ltd., REGS, 6.750%, 8/6/2023	211,101
200,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, REGS, 8.450%, 8/10/2028	226,500
200,000		Eskom Holdings Soc Ltd., Unsecd. Note, REGS, 7.125%, 2/11/2025	212,200
200,000		Oryx Funding Ltd., Sr. Unsecd. Note, 144A, 5.800%, 2/3/2031	211,772
		TOTAL	861,573
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $25,575,178)	22,931,429
		CORPORATE BONDS—34.3%
		Automotive—0.4%
150,000		Metalsa Sa De Cv, REGS, 4.900%, 4/24/2023	158,611
		Banking—6.0%
200,000		Akbank TAS, Sr. Unsecd. Note, 144A, 6.800%, 2/6/2026	210,445
200,000		Akbank TAS, Sub. Note, REGS, 6.797%, 4/27/2028	201,173
200,000		Akbank TAS, Sub., 144A, 7.200%, 3/16/2027	203,265
200,000	[4]	Alfa Bank (Alfa Bond), Jr. Sub. Note, 8.000%, 2/3/2022	205,567
200,000		Alfa Bank (Alfa Bond), Sub. Deb., 144A, 5.950%, 4/15/2030	208,250
200,000		Credit Bank of Moscow Via CBOM Finance PLC, Sr. Unsecd. Note, 144A, 4.700%, 1/29/2025	206,782
90,000		Scotiabank Peru SA, Sub., REGS, 4.500%, 12/13/2027	90,136
200,000	[4]	SovCo Capital Partners BV, Jr. Sub. Note, 144A, 7.750%, 5/6/2025	205,882
200,000		TBC Bank JSC, Sr. Unsecd. Note, 144A, 5.750%, 6/19/2024	216,143
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Banking—continued
$200,000		United Bank for Africa PLC, Sr. Unsecd. Note, REGS, 7.750%, 6/8/2022	$206,590
200,000		Yapi ve Kredi Bankasi A.S., Sub., 144A, 7.875%, 1/22/2031	204,574
		TOTAL	2,158,807
		Building Materials—0.6%
200,000		Cemex SAB de CV, Sec. Fac. Bond, 144A, 7.375%, 6/5/2027	225,518
		Chemicals & Plastics—1.7%
200,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 5.500%, 3/18/2031	209,524
200,000		UNIGEL Luxembourgh S.A., Sr. Unsecd. Note, 144A, 8.750%, 10/1/2026	216,544
200,000		Yingde Gases Investment Ltd., 144A, 6.250%, 1/19/2023	206,196
		TOTAL	632,264
		Conglomerates—0.6%
200,000		Turkiye Sise ve Cam Fabrikalari AS, Sr. Unsecd. Note, REGS, 6.950%, 3/14/2026	223,000
		Finance—0.6%
200,000	[4]	CNRC Capitale Ltd., Sr. Unsecd. Note, 3.900%, 6/2/2022	201,702
		Financial Intermediaries—0.6%
200,000		Trust F/1401, Sr. Unsecd. Note, 144A, 5.250%, 1/30/2026	224,500
		Food Products—1.7%
200,000		JBS Investments II GmbH, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	212,202
200,000		MARB BondCo PLC, Sr. Unsecd. Note, 144A, 3.950%, 1/29/2031	192,535
200,000		Ulker Biskuvi Sanayi AS, Sr. Unsecd. Note, 144A, 6.950%, 10/30/2025	217,172
		TOTAL	621,909
		Metals & Mining—1.9%
200,000		CSN Islands XI Corp., Sr. Unsecd. Note, 144A, 6.750%, 1/28/2028	220,513
200,000		Metinvest BV, Sr. Unsecd. Note, 144A, 7.650%, 10/1/2027	219,474
200,000		Minmetals Bounteous Finance BVI Ltd., Sr. Unsecd. Note, 4.200%, 7/27/2026	221,011
14,000		Volcan Compania Minera S.A.A., REGS, 5.375%, 2/2/2022	13,986
		TOTAL	674,984
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Oil & Gas—6.7%
$200,000		ADES International Holding PLC, Sec. Fac. Bond, REGS, 8.625%, 4/24/2024	$207,040
100,000		Energean Israel Finance Ltd., Sec. Fac. Bond, 4.500%, 3/30/2024	103,157
200,000	[4]	GAZPROM PJSC (GAZ FN), Sub., 144A, 4.598%, 10/22/2025	205,870
200,000		Guara Norte Sarl, Sr. Note, 144A, 5.198%, 6/15/2034	202,695
200,000		Medco Bell Pte Ltd., Term Loan—1st Lien, 144A, 6.375%, 1/30/2027	206,580
50,000		Pampa Energia SA, Sr. Unsecd. Note, REGS, 7.375%, 7/21/2023	47,588
30,000		Pan American Energy LLC, 144A, 9.125%, 4/30/2027	32,760
100,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 6.250%, 3/17/2024	112,364
200,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 6.850%, 6/5/2115	224,961
200,000		Petrobras Global Finance BV, Sr. Unsecd. Note, Series WI, 5.999%, 1/27/2028	228,460
200,000		Puma International Financing SA, Sr. Unsecd. Note, REGS, 5.000%, 1/24/2026	202,124
200,000		SEPLAT Petroleum Development Co. PLC, Sr. Unsecd. Note, 144A, 7.750%, 4/1/2026	207,028
200,000		Tullow Oil PLC, Sec. Fac. Bond, 144A, 10.250%, 5/15/2026	205,750
200,000		Tullow Oil PLC, Sr. Unsecd. Note, 144A, 7.000%, 3/1/2025	171,000
100,000		YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 1.500%, 9/30/2033	49,150
		TOTAL	2,406,527
		Pharmaceuticals—0.6%
200,000		Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 2.800%, 7/21/2023	198,375
		Real Estate—4.4%
200,000		China Evergrande Group, Sec. Fac. Bond, 6.250%, 6/28/2021	198,375
200,000		China Evergrande Group, Sec. Fac. Bond, 7.500%, 6/28/2023	172,995
200,000		Dar Al-Arkan Sukuk Co. Ltd., Sr. Unsecd. Note, 6.875%, 3/21/2023	210,162
200,000		Esic Sukuk Ltd, Sr. Unsecd. Note, Series EMTN, 3.939%, 7/30/2024	209,825
200,000		Longfor Properties, Sr. Unsecd. Note, 3.875%, 7/13/2022	205,342
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount, Contracts or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Real Estate—continued
$200,000	Wanda Properties International Co., Sr. Unsecd. Note, 7.250%, 1/29/2024	$199,030
200,000	Yanlord Land Group Ltd., Sr. Unsecd. Note, 5.875%, 1/23/2022	202,250
200,000	YUZHOU Group, 8.500%, 2/4/2023	200,496
	TOTAL	1,598,475
	Retailers—1.1%
200,000	Eurotorg (Bonitron DAC), Sr. Unsecd. Note, 144A, 9.000%, 10/22/2025	215,716
200,000	InRetail Consumer, Sec. Fac. Bond, 144A, 3.250%, 3/22/2028	192,300
	TOTAL	408,016
	Steel—0.6%
200,000	Periama Holdings LLC, Sr. Unsecd. Note, 5.950%, 4/19/2026	215,866
	Technology Services—0.6%
200,000	Xiaomi Best Time International Ltd., Sr. Unsecd. Note, 144A, 3.375%, 4/29/2030	204,545
	Telecommunications & Cellular—5.0%
200,000	Colombia Telecomunicaciones SA ESP, Sr. Unsecd. Note, 144A, 4.950%, 7/17/2030	207,280
100,000	Digicel International Finance Ltd., Sr. Unsecd. Note, REGS, 13.000%, 12/31/2025	101,375
200,000	HTA Group Ltd., Sr. Unsecd. Note, 144A, 7.000%, 12/18/2025	213,850
200,000	IHS Netherlands Holdco BV, Sr. Unsecd. Note, 144A, 8.000%, 9/18/2027	216,000
200,000	Liquid Telecommunications Financing Plc, Term Loan—1st Lien, 144A, 5.500%, 9/4/2026	209,250
200,000	MTN Mauritius Investment Ltd., Sr. Unsecd. Note, REGS, 4.755%, 11/11/2024	213,772
200,000	Veon Holdings BV, Sr. Unsecd. Note, 144A, 4.000%, 4/9/2025	212,015
200,000	Veon Holdings BV, Sr. Unsecd. Note, REGS, 3.375%, 11/25/2027	201,660
200,000	Veon Holdings BV, Sr. Unsecd. Note, REGS, 7.250%, 4/26/2023	218,158
	TOTAL	1,793,360
	Utilities—1.2%
200,000	ACWA Power Management and Investments One Ltd., Sec. Fac. Bond, REGS, 5.950%, 12/15/2039	237,480
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount, Contracts or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Utilities—continued
$200,000	Kosmos Energy Ltd., Sr. Unsecd. Note, 144A, 7.500%, 3/1/2028	$192,695
	TOTAL	430,175
	TOTAL CORPORATE BONDS (IDENTIFIED COST $11,780,424)	12,376,634
	COMMON STOCKS—0.3%
	Banking—0.1%
977	Bancolombia S.A., ADR	29,330
	Oil & Gas—0.1%
6,688	Cosan SA Industria e Comercio	28,129
14,963	Gran Tierra Energy, Inc.	9,545
670	Geopark Ltd.	9,976
	TOTAL	47,650
	Telecommunications & Cellular—0.1%
44,339	Oi S.A.	13,017
	TOTAL	13,017
	TOTAL COMMON STOCKS (IDENTIFIED COST $94,267)	89,997
	EXCHANGE-TRADED FUNDS—0.1%
632	iShares MSCI ALL Peru Capped Index	20,799
630	iShares MSCI Chile Capped ETF	18,528
	TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $38,740)	39,327
	INVESTMENT COMPANY—1.2%
437,450	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.03%[5] (IDENTIFIED COST $437,581)	437,581
	TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $37,926,190)[6]	35,874,968
	OTHER ASSETS AND LIABILITIES - NET—0.5%[7]	192,230
	TOTAL NET ASSETS—100%	$36,067,198
Semi-Annual Shareholder Report

At May 31, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Short Futures
[1]United States Treasury Notes 10 Year	10	$1,319,375	September 2021	$(2,367)
[1]United States Treasury Notes Long Bond	2	$313,063	September 2021	$(1,724)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(4,091)
At May 31, 2021, the Fund had the following outstanding written option contracts:
Counterparty	Description	Notional Amount	Expiration Date	Exercise Price	Value in U.S.Dollars
Call Options:
1BNP Paribas	GBP CALL/USD PUT	$21,155	6/9/2021	$1.400	$(424)
(PREMIUMS RECEIVED $323)
Semi-Annual Shareholder Report

At May 31, 2021, the Fund had the following open swap contracts:
Credit Default Swaps
Counter- party	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 5/31/2021[8]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
Goldman Sachs	Kingdom of Saudi Arabia	Sell	1.00%	6/20/2026	0.60%	$(300,000)	$ 5,916	$ 5,332	$ 584
Goldman Sachs	Republic of Brazil	Sell	1.00%	6/20/2026	1.72%	$(400,000)	$(13,651)	$(22,849)	$ 9,198
Morgan Stanley	Republic of Colombia	Sell	1.00%	6/20/2026	1.42%	$(200,000)	$(4,011)	$(2,414)	$(1,597)
Goldman Sachs	Republic of Colombia	Sell	1.00%	6/20/2026	1.42%	$(100,000)	$(2,006)	$(1,637)	$(369)
Barclays	Republic of Indonesia	Buy	1.00%	6/20/2026	0.76%	$ 200,000	$(2,308)	$(1,151)	$(1,157)
Barclays	Republic of Peru	Buy	1.00%	6/20/2026	0.95%	$ 100,000	$(221)	$(146)	$(75)
Goldman Sachs	State of Qatar	Sell	1.00%	6/20/2026	0.42%	$(300,000)	$ 8,586	$ 8,504	$ 82
JP Morgan	Sultanate of Oman	Sell	1.00%	6/20/2026	2.61%	$(200,000)	$(14,630)	$(14,295)	$(335)
JP Morgan	United Arab Emirates - Dhabi	Sell	1.00%	6/20/2026	0.43%	$(300,000)	$ 8,557	$ 7,725	$ 832
Morgan Stanley	United Mexican States	Sell	1.00%	6/20/2026	0.94%	$(400,000)	$ 1,250	$(1,743)	$ 2,993
TOTAL CREDIT DEFAULT SWAPS							$(12,518)	$(22,674)	$10,156
At May 31, 2021, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
6/2/2021	JPMorgan	3,700,000 BRL	$694,862	$15,079
6/4/2021	BNP Paribas	21,800,000 CLP	$30,075	$13
6/11/2021	Bank of America	279,910 MXN	$13,873	$162
6/11/2021	BNP Paribas	119,076,645 COP	$32,499	$(408)
6/11/2021	Citibank	18,651 AUD	$14,044	$335
6/11/2021	Citibank	18,178 CAD	$14,122	$926
6/11/2021	Citibank	12,445 CHF	$14,097	$(258)
6/11/2021	Citibank	10,615 GBP	$14,133	$931
6/11/2021	Citibank	1,461,669 JPY	$14,155	$(846)
Semi-Annual Shareholder Report

Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
6/11/2021	Citibank	575,000 MXN	$28,385	$446
6/11/2021	Credit Agricole	11,582 EUR	$14,159	$(33)
6/11/2021	Credit Agricole	11,687 EUR	$14,175	$80
6/11/2021	Credit Agricole	23,500 EUR	$28,303	$360
6/11/2021	Credit Agricole	1,031,966 INR	$13,769	$452
6/11/2021	Credit Agricole	1,033,316 INR	$13,732	$508
6/11/2021	Credit Agricole	1,470,842 JPY	$14,149	$(757)
6/11/2021	HSBC	92,292 CNY	$13,991	$496
6/11/2021	HSBC	92,385 CNY	$13,963	$539
6/11/2021	HSBC	282,612 MXN	$13,876	$295
6/11/2021	Morgan Stanley	71,592 BRL	$13,969	$(247)
6/11/2021	Morgan Stanley	71,862 BRL	$14,011	$(237)
6/11/2021	Morgan Stanley	48,226,051 COP	$14,022	$(1,025)
6/11/2021	Morgan Stanley	49,053,267 COP	$14,072	$(853)
6/11/2021	Morgan Stanley	199,042,708 IDR	$13,884	$37
6/11/2021	Morgan Stanley	199,113,265 IDR	$13,868	$58
6/11/2021	Morgan Stanley	200,000,000 IDR	$13,800	$188
6/11/2021	Morgan Stanley	1,030,000 INR	$13,833	$361
6/11/2021	State Street	18,859 AUD	$14,041	$497
6/11/2021	State Street	18,083 CAD	$14,114	$854
6/11/2021	State Street	12,481 CHF	$14,111	$(231)
6/11/2021	State Street	10,533 GBP	$14,125	$823
6/16/2021	Bank of America	9,370,000 CNY	$1,432,669	$37,670
6/16/2021	Bank of America	1,320,000 PLN	$354,013	$5,058
6/16/2021	Citibank	17,332,000 CLP	$24,815	$(896)
6/16/2021	Citibank	35,350,000 CLP	$49,955	$(1,171)
6/16/2021	Credit Agricole	17,409,250 CLP	$24,812	$(786)
6/16/2021	Credit Agricole	1,325,000 RON	$323,084	$5,170
6/16/2021	JPMorgan	35,536,500 CLP	$50,157	$(1,116)
6/16/2021	JPMorgan	23,000,000 RUB	$305,135	$8,310
6/16/2021	Morgan Stanley	34,965,000 CLP	$49,748	$(1,495)
6/16/2021	Morgan Stanley	5,540,000 CZK	$253,247	$12,083
6/16/2021	Morgan Stanley	118,900,000 HUF	$389,127	$27,150
6/18/2021	BNP Paribas	185,000 PEN	$49,953	$(1,344)
6/21/2021	Bank of America	35,000,000 CLP	$48,716	$(417)
6/21/2021	BNP Paribas	21,930,000 CLP	$30,015	$248
6/21/2021	BNP Paribas	36,562,000 CLP	$49,981	$474
6/21/2021	Morgan Stanley	36,562,000 CLP	$49,689	$765
7/8/2021	Barclays	$800,000	62,360,000 RUB	$(47,230)
Semi-Annual Shareholder Report

Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
9/1/2021	Credit Agricole	796,000 TRY	$88,535	$(227)
9/15/2021	Credit Agricole	5,279,400 ZAR	$345,665	$31,971
Contracts Sold:
6/2/2021	Credit Agricole	3,700,000 BRL	$638,623	$(71,318)
6/4/2021	BNP Paribas	21,800,000 CLP	$30,319	$230
6/11/2021	Barclays	23,269 EUR	$28,005	$(376)
6/11/2021	BNY Mellon	2,932,511 JPY	$26,836	$134
6/11/2021	Citibank	24,926 CHF	$26,922	$(796)
6/11/2021	HSBC	562,522 MXN	$27,995	$(211)
6/11/2021	Morgan Stanley	143,454 BRL	$25,802	$(1,695)
6/11/2021	Morgan Stanley	119,076,645 COP	$32,526	$435
6/11/2021	Morgan Stanley	97,279,319 COP	$25,182	$(1,034)
6/11/2021	State Street	575,000 MXN	$28,437	$(394)
6/16/2021	BNP Paribas	930,700,000 COP	$262,172	$11,435
6/16/2021	BNP Paribas	220,000 EUR	$263,289	$(5,074)
6/16/2021	BNP Paribas	29,300,000 RUB	$394,962	$(4,340)
6/16/2021	Citibank	17,332,750 CLP	$24,984	$1,064
6/16/2021	Credit Agricole	35,349,250 CLP	$50,462	$1,679
6/16/2021	Credit Agricole	34,965,000 CLP	$49,987	$1,734
6/16/2021	Credit Agricole	17,409,250 CLP	$24,959	$934
6/16/2021	JPMorgan	35,536,500 CLP	$49,954	$913
6/16/2021	State Street	13,130,000 MXN	$626,840	$(31,143)
6/18/2021	Citibank	185,000 PEN	$49,506	$898
6/21/2021	Bank of America	35,000,000 CLP	$49,184	$885
6/21/2021	BNP Paribas	36,562,000 CLP	$50,213	$(241)
6/21/2021	Citibank	21,930,000 CLP	$30,510	$248
6/21/2021	Morgan Stanley	36,562,000 CLP	$50,384	$(70)
7/22/2021	Bank of America	773,000 PEN	$209,712	$6,458
8/3/2021	JPMorgan	3,700,000 BRL	$690,796	$(14,719)
8/13/2021	Citibank	1,011,834 MXN	$50,359	$(17)
9/15/2021	Bank of America	5,279,400 ZAR	$335,927	$(41,709)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(53,328)
Net Unrealized Depreciation on Futures Contracts, Foreign Exchange Contracts and value for Written Option Contracts and Swap Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2021, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 11/30/2020	$591,346
Purchases at Cost	9,186,182
Proceeds from Sales	(9,339,968)
Change in Unrealized Appreciation/Depreciation	25
Net Realized Gain/(Loss)	(4)
Value as of 5/31/2021	$437,581
Shares Held as of 5/31/2021	437,450
Dividend Income	$142
1
Non-income-producing security.
2
Security in default.
3
Discount rate at time of purchase.
4
Perpetual Bond Security. The maturity date reflects the next call date.
5
7-day net yield.
6
The cost of investments for federal tax purposes amounts to $37,774,946.
7
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of May 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Foreign Governments/Agencies	$—	$23,097,764	$—	$23,097,764
Corporate Bonds	—	12,210,299	—	12,210,299
Equity Securities:
Common Stock
Domestic	9,545	—	—	9,545
International	80,452	—	—	80,452
Exchange-Traded Funds	39,327	—	—	39,327
Investment Company	437,581	—	—	437,581
TOTAL SECURITIES	$566,905	$35,308,063	$—	$35,874,968
Other Financial Instruments:
Assets
Futures Contracts	$—	$—	$—	$—
Written Call Options	—	—	—	—
Foreign Exchange Contracts	—	179,386	—	179,386
Swap Contracts	—	24,309	—	24,309
Liabilities
Futures Contracts	(4,091)	—	—	(4,091)
Written Call Options	—	(424)	—	(424)
Foreign Exchange Contracts	—	(232,714)	—	(232,714)
Swap Contracts	—	(36,827)	—	(36,827)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(4,091)	$(66,270)	$—	$(70,361)
Semi-Annual Shareholder Report

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombian Peso
CZK	—Czech Koruna
EGP	—Egyptian Pound
EMTN	—Euro Medium Term Note
ETF	—Exchange-Traded Fund
EUR	—Euro
GBP	—Great British Pound
GDP	—Gross Domestic Product
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
JSC	—Joint Stock Company
MTN	—Medium Term Note
MXN	—Mexican Peso
OTC	—Over-the-Counter
PEN	—Peruvian Nuevo Sol
PJSC	—Public Joint Stock Company
PLN	—Polish Zloty
RON	—Romanian New Leu
RUB	—Russian Ruble
TRY	—Turkish Lira
USD	—United States Dollar
UYU	—Uruguayan Peso
ZAR	—South African Rand
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2021	Year Ended November 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$8.85	$8.56	$7.91	$8.72	$8.00	$8.21
Income From Investment Operations:
Net investment income	0.23[1]	0.47	0.54	0.48[1]	0.60[1]	0.63[1]
Net realized and unrealized gain (loss)	0.01	0.02	0.33	(1.00)	0.37	(0.51)
TOTAL FROM INVESTMENT OPERATIONS	0.24	0.49	0.87	(0.52)	0.97	0.12
Less Distributions:
Distributions from net investment income	(0.20)	(0.20)	(0.22)	(0.29)	(0.25)	(0.29)
Return of capital[2]	—	—	—	—	—	(0.04)
TOTAL DISTRIBUTIONS	(0.20)	(0.20)	(0.22)	(0.29)	(0.25)	(0.33)
Net Asset Value, End of Period	$8.89	$8.85	$8.56	$7.91	$8.72	$8.00
Total Return[3]	2.73%	5.83%	11.23%	(6.06)%	12.22%	1.53%
Ratios to Average Net Assets:
Net expenses[4]	1.18%[5]	1.18%[6]	1.18%[6]	1.20%[6]	1.20%[6]	1.19%
Net investment income	5.26%[5]	5.51%	6.13%	5.72%	6.98%	7.76%
Expense waiver/reimbursement[7]	1.10%[5]	1.16%	0.91%	0.83%	0.92%	0.96%
Supplemental Data:
Net assets, end of period (000 omitted)	$24,344	$24,294	$26,993	$27,267	$34,085	$38,212
Portfolio turnover	33%	69%	91%	140%	123%	134%
1
Per share numbers have been calculated using the average shares method.
2
Represents a return of capital for federal income tax purposes.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
Computed on an annualized basis.
6
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.18%, 1.18%, 1.20% and 1.20% for the years ended November 30, 2020, 2019, 2018 and 2017, respectively, after taking into account these expense reductions.
7
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2021	Year Ended November 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$8.80	$8.50	$7.86	$8.67	$7.96	$8.17
Income From Investment Operations:
Net investment income	0.20[1]	0.45	0.49	0.42[1]	0.54[1]	0.57[1]
Net realized and unrealized gain (loss)	0.00[2]	(0.02)	0.31	(1.00)	0.36	(0.51)
TOTAL FROM INVESTMENT OPERATIONS	0.20	0.43	0.80	(0.58)	0.90	0.06
Less Distributions:
Distributions from net investment income	(0.17)	(0.13)	(0.16)	(0.23)	(0.19)	(0.24)
Return of capital[3]	—	—	—	—	—	(0.03)
TOTAL DISTRIBUTIONS	(0.17)	(0.13)	(0.16)	(0.23)	(0.19)	(0.27)
Net Asset Value, End of Period	$8.83	$8.80	$8.50	$7.86	$8.67	$7.96
Total Return[4]	2.29%	5.20%	10.34%	(6.81)%	11.32%	0.77%
Ratios to Average Net Assets:
Net Expenses[5]	1.93%[6]	1.93%[7]	1.93%[7]	1.95%[7]	1.95%[7]	1.94%
Net investment income	4.66%[6]	4.93%	5.56%	5.08%	6.42%	7.04%
Expense waiver/reimbursement[8]	1.10%[6]	1.15%	0.91%	0.81%	0.94%	0.96%
Supplemental Data:
Net assets, end of period (000 omitted)	$784	$1,394	$2,207	$3,331	$6,669	$9,871
Portfolio turnover	33%	69%	91%	140%	123%	134%
1
Per share numbers have been calculated using the average shares method.
2
Amount is less than $0.01.
3
Represents a return of capital for federal income tax purposes.
4
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6
Computed on an annualized basis.
7
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.93%, 1.93%, 1.95% and 1.95% years ended November 30, 2020, 2019, 2018 and 2017, respectively, after taking into account these expense reductions.
8
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2021	Year Ended November 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$8.87	$8.57	$7.92	$8.74	$8.01	$8.23
Income From Investment Operations:
Net investment income	0.23[1]	0.49	0.56	0.50[1]	0.61[1]	0.67[1]
Net realized and unrealized gain (loss)	0.01	0.03	0.33	(1.01)	0.39	(0.54)
TOTAL FROM INVESTMENT OPERATIONS	0.24	0.52	0.89	(0.51)	1.00	0.13
Less Distributions:
Distributions from net investment income	(0.21)	(0.22)	(0.24)	(0.31)	(0.27)	(0.30)
Return of capital[2]	—	—	—	—	—	(0.05)
TOTAL DISTRIBUTIONS	(0.21)	(0.22)	(0.24)	(0.31)	(0.27)	(0.35)
Net Asset Value, End of Period	$8.90	$8.87	$8.57	$7.92	$8.74	$8.01
Total Return[3]	2.74%	6.21%	11.49%	(5.92)%	12.62%	1.66%
Ratios to Average Net Assets:
Net expenses[4]	0.93%[5]	0.93%[6]	0.93%[6]	0.95%[6]	0.96%[6]	0.94%
Net investment income	5.33%[5]	5.81%	6.40%	5.99%	7.05%	8.21%
Expense waiver/reimbursement[7]	1.09%[5]	1.15%	0.91%	0.82%	0.89%	0.94%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,939	$7,653	$9,256	$9,417	$15,457	$11,731
Portfolio turnover	33%	69%	91%	140%	123%	134%
1
Per share numbers have been calculated using the average shares method.
2
Represents a return of capital for federal income tax purposes.
3
Based on net asset value. Total returns for periods of less than one year are not annualized.
4
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
Computed on an annualized basis.
6
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.93%, 0.93%, 0.95% and 0.96% for the years ended November 30, 2020, 2019, 2018, and 2017, respectively, after taking into account these expense reductions.
7
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and LiabilitiesMay 31, 2021 (unaudited)

Assets:
Investment in securities, at value including $437,581 of investment in an affiliated holding* (identified cost $37,926,190)		$35,874,968
Cash denominated in foreign currencies (identified cost $63,910)		66,610
Due from broker for futures contracts		22,250
Receivable for investments sold		1,435,867
Income receivable		484,554
Unrealized appreciation on foreign exchange contracts		179,386
Receivable for shares sold		46,171
Swaps, at value (net premium paid of $19,818)		24,309
Receivable for periodic payments from swap contracts		3,342
TOTAL ASSETS		38,137,457
Liabilities:
Payable for investments purchased	$1,669,190
Unrealized depreciation on foreign exchange contracts	232,714
Swaps, at value (net premium received of $42,492)	36,827
Payable for shares redeemed	11,075
Payable for capital gains taxes withheld	10,459
Written options outstanding, at value (premiums received $323)	424
Payable for portfolio accounting fees	56,616
Payable for auditing fees	18,301
Payable for custodian fees	14,640
Payable for variation margin on futures contracts	2,250
Payable for other service fees (Notes 2 and 5)	4,296
Payable for investment adviser fee (Note 5)	1,138
Payable for distribution services fee (Note 5)	550
Accrued expenses (Note 5)	11,779
TOTAL LIABILITIES		2,070,259
Net assets for 4,056,830 shares outstanding		$36,067,198
Net Assets Consists of:
Paid-in capital		$48,613,967
Total distributable earnings (loss)		(12,546,769)
TOTAL NET ASSETS		$36,067,198
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($24,344,284 ÷ 2,738,970 shares outstanding) $0.001 par value, 500,000,000 shares authorized	$8.89
Offering price per share (100/95.50 of $8.89)	$9.31
Redemption proceeds per share	$8.89
Class C Shares:
Net asset value per share ($784,292 ÷ 88,863 shares outstanding) $0.001 par value, 200,000,000 shares authorized	$8.83
Offering price per share	$8.83
Redemption proceeds per share (99.00/100 of $8.83)	$8.74
Institutional Shares:
Net asset value per share ($10,938,622 ÷ 1,228,997 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$8.90
Offering price per share	$8.90
Redemption proceeds per share	$8.90
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of OperationsSix Months Ended May 31, 2021 (unaudited)

Investment Income:
Interest (net of foreign tax withheld of $3,286)			$1,122,936
Dividends (including $142 received from an affiliated holding*)			4,627
TOTAL INCOME			1,127,563
Expenses:
Investment adviser fee (Note 5)		$149,749
Administrative fee (Note 5)		14,273
Custodian fees		16,513
Transfer agent fees		20,093
Directors’/Trustees’ fees (Note 5)		1,265
Auditing fees		17,901
Legal fees		5,237
Distribution services fee (Note 5)		4,537
Other service fees (Notes 2 and 5)		31,842
Portfolio accounting fees		81,333
Share registration costs		25,108
Printing and postage		11,577
Miscellaneous (Note 5)		14,721
TOTAL EXPENSES		394,149
Waivers and Reimbursements:
Waiver/Reimbursement of investment adviser fee (Note 5)	$(149,749)
Waiver/Reimbursements of other operating expenses (Note 5)	(43,327)
TOTAL WAIVER AND REIMBURSEMENTS		(193,076)
Net expenses			201,073
Net investment income			$926,490
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Foreign Exchange Contracts, Futures Contracts, Swap Contracts, Written Options and Foreign Currency Transactions:
Net realized loss on investments (including realized loss of $(4) on sales of investments in an affiliated holding*) and foreign currency transactions	$(775,249)
Net realized gain on foreign exchange contracts	19,385
Net realized loss on futures contracts	(55,792)
Net realized gain on swap contracts	2,447
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency (including net change in unrealized depreciation of $25 of investments in an affiliated holding*)	893,498
Net change in unrealized appreciation of foreign exchange contracts	(120,449)
Net change in unrealized depreciation of futures contracts	(4,091)
Net change in unrealized appreciation of swap contracts	156
Net change in unrealized depreciation of written options	(101)
Net realized and unrealized gain (loss) on investments, foreign exchange contracts, futures contracts, swap contracts, written options and foreign currency transactions	(40,196)
Change in net assets resulting from operations	$886,294
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2021	Year Ended 11/30/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$926,490	$1,873,873
Net realized loss	(809,209)	(201,238)
Net change in unrealized appreciation/depreciation	769,013	65,961
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	886,294	1,738,596
Distributions to Shareholders:
Class A Shares	(546,685)	(577,220)
Class C Shares	(26,518)	(31,030)
Institutional Shares	(197,151)	(209,313)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(770,354)	(817,563)
Share Transactions:
Proceeds from sale of shares	6,941,601	3,333,494
Net asset value of shares issued to shareholders in payment of distributions declared	642,344	689,516
Cost of shares redeemed	(4,973,186)	(10,059,449)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,610,759	(6,036,439)
Change in net assets	2,726,699	(5,115,406)
Net Assets:
Beginning of period	33,340,499	38,455,905
End of period	$36,067,198	$33,340,499
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes World Investment Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Hermes Emerging Market Debt Fund (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek a high level of current income. The Fund has a secondary objective of capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Directors (the “Directors”).
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information
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furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation
Semi-Annual Shareholder Report

that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $193,076 is disclosed in various locations in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2021, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$30,329
Class C Shares	1,513
TOTAL	$31,842
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2021, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a determined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements to seek to manage duration, market and security risks. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. Interest rate swap agreements generally involve the agreement by the Fund to pay the counterparty a fixed or floating interest rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent the amount is positive. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of the value and recourse in the event of default or bankruptcy/solvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate
Semi-Annual Shareholder Report

the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum exposure to loss of the notional value of credit default swaps outstanding at May 31, 2021, is $2,200,000. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. The cash or securities deposited in a segregated account offsets the amount due to the broker reducing the net settlement amount to zero.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Swaps, at value at period end, including net unrealized appreciation/depreciation, are listed after the Fund’s Portfolio of Investments.
The average notional amount of credit default swap contracts held by the Fund throughout the period was $257,143. This is based on amounts held as of each month end throughout the six-month period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to seek to increase yield, income and return and to manage country and currency risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Semi-Annual Shareholder Report

Foreign exchange contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund’s Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $123,208 and $124,943, respectively. This is based on the amounts held as of each month end throughout the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to manage duration, market and currency risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $113,728 and $555,299, respectively. This is based on amounts held as of each month end throughout the six-month period.
Semi-Annual Shareholder Report

Option Contracts
The Fund buys or sells put and call options to seek to increase return and to manage currency risk. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At May 31, 2021, the Fund had no outstanding purchased options contracts.
Written option contracts, at value at period end are listed after Fund’s Portfolio of Investments.
The average market values of purchased options and written options held by the Fund throughout the period was $53 and $187, respectively. This is based on amounts held as of each month end throughout the six-month period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$179,386	Unrealized depreciation on foreign exchange contracts	$232,714
Interest rate contracts		—	Payable for variation margin on future contracts	$4,091*
Credit contracts	Swaps, at value	24,309	Swaps, at value	36,827
Foreign exchange contracts		—	Written options, outstanding, at value	424
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$203,695		$274,056
*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2021
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Foreign Exchange Contracts	Interest Rate Contracts	Credit Contracts	Total
Credit Default Swap Contracts	$—	$—	$2,447	$2,447
Purchased Options[1]	(522)	—	—	(522)
Foreign Exchange Contracts	19,385	—	—	19,385
Futures Contracts	—	(55,792)	—	(55,792)
TOTAL	$18,863	$(55,792)	$2,447	$34,482)(
Semi-Annual Shareholder Report

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Foreign Exchange Contracts	Interest Rate Contracts	Credit Contracts	Total
Credit Default Swap Contracts	$—	$—	$156	$156
Foreign Exchange Contracts	(120,449)	—	—	(120,449)
Futures Contracts	—	(4,091)	—	(4,091)
Written Options	(101)	—	—	(101)
TOTAL	$(120,550)	$(4,091)	$156	$(124,485)
1
The net realized loss on Purchased Options is found within the Net realized loss on investments and foreign currency transactions on the Statement of Operations.
As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. As of May 31, 2021, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Swap Contracts	$24,309	$(24,309)	$—	$—
Foreign Exchange Contracts	179,386	(125,281)	—	54,105
TOTAL	$203,695	$(149,590)	$—	$54,105

Transaction	Gross Liability Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Pledged	Net Amount
Swap Contracts	$36,827	$(24,309)	$—	$12,518
Foreign Exchange Contracts	232,714	(125,281)	—	107,433
TOTAL	$269,541	$(149,590)	$—	$119,951
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2021		Year Ended 11/30/2020
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	272,630	$2,403,905	237,574	$1,981,315
Shares issued to shareholders in payment of distributions declared	47,228	420,311	54,677	458,094
Shares redeemed	(325,558)	(2,861,142)	(702,763)	(5,968,498)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(5,700)	$(36,926)	(410,512)	$(3,529,089)

	Six Months Ended 5/31/2021		Year Ended 11/30/2020
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	402	$3,531	1,885	$15,892
Shares issued to shareholders in payment of distributions declared	2,879	25,492	3,001	25,060
Shares redeemed	(72,842)	(637,083)	(105,976)	(873,579)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(69,561)	$(608,060)	(101,090)	$(832,627)

	Six Months Ended 5/31/2021		Year Ended 11/30/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	511,390	$4,534,165	158,129	$1,336,287
Shares issued to shareholders in payment of distributions declared	22,088	196,541	24,617	206,362
Shares redeemed	(167,759)	(1,474,961)	(399,836)	(3,217,372)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	365,719	$3,255,745	(217,090)	$(1,674,723)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	290,458	$2,610,759	(728,692)	$(6,036,439)
4. FEDERAL TAX INFORMATION
At May 31, 2021, the cost of investments for federal tax purposes was $37,774,946. The net unrealized depreciation of investments for federal tax purposes was $1,917,012. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,436,198 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,353,210. The amounts presented are inclusive of derivative contracts.
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As of November 30, 2020, the Fund had a capital loss carryforward of $10,128,994 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$5,902,752	$4,226,242	$10,128,994
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.85% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended May 31, 2021, the Adviser waived $149,578 of its fee and voluntarily reimbursed $43,327 of other operating expenses.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2021, the Adviser reimbursed $171.
Some or all of the Fund’s assets are managed by Federated Investors (UK) LLP (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives a fee equal to 0.49% of the portion managed by the Sub-Adviser of the daily net assets of the Fund. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense.
For the six months ended May 31, 2021, the Sub-Adviser earned a fee of $35,712.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended May 31, 2021, the annualized fee paid to FAS was 0.081% of average daily net assets of the Fund.
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In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.75% of average daily net assets annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
For the six months ended May 31, 2021, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$4,537
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the six months ended May 31, 2021, FSSC received $2,311 of the other service fees disclosed in Note 2.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2021, FSC retained $228 in sales charges from the sale of Class A Shares. For the six months ended May 31, 2021, FSC did not retain any CDSC relating to redemptions of Class A or Class C Shares.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.18%, 1.93% and 0.93% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
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Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in the Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and the Statement of Operations, respectively.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2021, were as follows:
Purchases	$14,093,221
Sales	$11,456,795
7. CONCENTRATION OF RISK
Compared to diversified mutual funds, the Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund’s share price and performance.
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020, which was renewed on June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of May 31, 2021, the Fund had no outstanding loans. During the six months ended May 31, 2021, the Fund did not utilize the LOC.
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9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2021, there were no outstanding loans. During the six months ended May 31, 2021, the program was not utilized.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2020 to May 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2020	Ending Account Value 5/31/2021	Expenses Paid During Period[1]
Actual:
Class A Shares	$ 1,000	$1,027.30	$5.96
Class C Shares	$ 1,000	$1,022.90	$9.73
Institutional Shares	$ 1,000	$1,027.40	$4.70
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$ 1,000	$1,019.05	$5.94
Class C Shares	$ 1,000	$1,015.31	$9.70
Institutional Shares	$ 1,000	$1,020.29	$4.68
1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.18%
Class C Shares	1.93%
Institutional Shares	0.93%
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Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Emerging Market Debt Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) and the investment sub-advisory contract between the Adviser and Federated Hermes (UK) LLP (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors. At the request of the Independent Directors, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Directors deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: the Advisers’ investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Advisers and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
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fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of the Advisers and their affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the range of services provided to the Fund by the Advisers and their affiliates. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Advisers’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Advisers’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Advisers’ communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
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The Board received and evaluated information regarding the Advisers’ regulatory and compliance environment. The Board considered the Advisers’ compliance program, compliance history, and reports from the CCO about the Advisers’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Advisers and their affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Advisers’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Advisers’ investment management and related services warrant the continuation of the Contracts.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
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The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the periods ended December 31, 2020, the Fund’s performance for the one-year and three-year periods was above the median of the Performance Peer Group, and the Fund’s performance fell below the median of the Performance Peer Group for the five-year period. The Board discussed the Fund’s performance with the Advisers and recognized the efforts being taken by the Advisers in the context of other factors considered relevant by the Board.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contracts.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of
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investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
It was noted in the materials for the May Meetings that, for the year ended December 31, 2020, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted that the investment advisory fee was waived in its entirety, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contracts.
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Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements. The Board considered Federated Hermes’ previous reductions in contractual management fees to certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The
Semi-Annual Shareholder Report

Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any
Semi-Annual Shareholder Report

applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contracts reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangements.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes World Investment Series, Inc. (the “Corporation”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Emerging Market Debt Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Directors of the Corporation (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where
Semi-Annual Shareholder Report

applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Hermes Emerging Market Debt Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428U771
CUSIP 31428U755
CUSIP 31428U615
G01949-02 (7/21)
© 2021 Federated Hermes, Inc.

Semi-Annual Shareholder Report
May 31, 2021

Share Class | Ticker	A | FGFAX	B | FGFBX	C | FGFCX
	R | FGFRX	Institutional | FGFLX	R6 | FGRSX

Federated Hermes International Leaders Fund
Fund Established 1998

A Portfolio of Federated Hermes World Investment Series, Inc.
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2020 through May 31, 2021.
While the pandemic continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2021, the Fund’s portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
France	20.3%
United Kingdom	16.6%
Germany	16.4%
Japan	11.7%
Switzerland	5.7%
Netherlands	5.5%
Hong Kong	2.9%
China	2.7%
Ireland	2.4%
United States	2.1%
Spain	1.8%
Singapore	1.6%
Italy	1.3%
Australia	1.2%
Denmark	1.2%
Finland	1.2%
Russia	1.2%
United Arab Emirates	0.9%
South Korea	0.9%
Norway	0.8%
Mexico	0.8%
Securities Lending Collateral[2]	2.8%
Cash Equivalents[3]	2.7%
Other Assets and Liabilities—Net[4]	(4.7)%
TOTAL	100%
1
Country allocations are based primarily on the country in which a company is incorporated. However, the Fund’s Adviser may allocate a company to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities or the country where a majority of the company’s revenues are derived.
2
Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3
Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
4
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

At May 31, 2021, the Fund’s sector classification5 was as follows:
Sector Classification	Percentage of Total Net Assets
Financials	17.6%
Consumer Discretionary	14.4%
Information Technology	14.3%
Industrials	14.0%
Health Care	12.9%
Materials	9.6%
Consumer Staples	7.1%
Communication Services	3.7%
Energy	3.5%
Utilities	2.1%
Securities Lending Collateral[2]	2.8%
Cash Equivalents[3]	2.7%
Other Assets and Liabilities—Net[4]	(4.7)%
TOTAL	100%
5
Except for Cash Equivalents, Securities Lending Collateral and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report
2

Portfolio of Investments
May 31, 2021 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—97.9%
		Australia—1.2%
1,324,000		Orica Ltd.	$14,024,133
		China—2.7%
619,900	[1]	Alibaba Group Holding Ltd.	16,618,870
138,425	[1]	Prosus NV	14,317,198
		TOTAL	30,936,068
		Denmark—1.2%
34,100	[1]	Genmab A/S	13,864,169
		Finland—1.2%
1,174,000		Metso Outotec Ojy	13,920,801
		France—20.3%
402,800	[1]	Accor SA	16,047,071
75,800	[1]	Airbus Group SE	9,982,968
79,000	[1]	Alstom SA	4,458,699
118,687		Amundi SA	10,564,156
525,250		AXA SA	14,618,235
276,037	[2]	BNP Paribas SA	19,029,453
115,400	[2]	Capgemini SE	21,588,938
764,000	[2]	Engie	11,410,600
84,400		Essilor International SA	14,656,909
16,250		LVMH Moet Hennessy Louis Vuitton SA	12,977,599
55,000		Safran SA	8,312,354
217,600		Sanofi	23,324,874
498,100		STMicroelectronics N.V.	18,585,851
22,200		Teleperformance	8,518,073
524,700		Total SE	24,476,859
92,400		Vinci SA	10,508,202
		TOTAL	229,060,841
		Germany—15.1%
89,600		Allianz SE	23,759,058
70,600	[1]	Continental AG	10,456,710
323,450		Deutsche Post AG	21,989,495
127,500		HeidelbergCement AG	11,667,411
532,700		Infineon Technologies AG	21,588,801
196,653		Rheinmetall AG	20,527,756
Semi-Annual Shareholder Report
3

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Germany—continued
317,200		RWE AG	$12,064,918
193,544		SAP SE	27,128,630
83,400		Siemens AG	13,709,729
55,350		Symrise AG	7,371,840
		TOTAL	170,264,348
		Hong Kong—2.9%
1,608,000		AIA Group Ltd.	21,329,106
684,300	[1]	Melco Resorts & Entertainment, ADR	11,763,117
		TOTAL	33,092,223
		Ireland—2.4%
279,105		CRH PLC	14,577,521
53,715	[1,2]	ICON PLC	12,019,268
		TOTAL	26,596,789
		Italy—1.3%
561,000	[1]	Mediobanca SpA	6,675,676
230,900		Prysmian SpA	7,967,695
		TOTAL	14,643,371
		Japan—11.7%
86,600		Daifuku Co.	7,462,920
348,100		Komatsu Ltd.	10,472,763
2,419,900		Mitsubishi UFJ Financial Group, Inc.	13,909,488
105,600		Murata Manufacturing Co. Ltd.	8,024,732
221,900		Nabtesco Corp.	10,310,873
33,500		Shimano, Inc.	7,637,998
87,300		Shin-Etsu Chemical Co. Ltd.	15,128,918
210,300		Sony Group Corp.	20,895,392
72,100		TDK Corp.	9,126,614
522,300		Terumo Corp.	20,192,451
146,600		Yamaha Corp.	8,842,195
		TOTAL	132,004,344
		Mexico—0.8%
109,600		Fomento Economico Mexicano, SA de C.V., ADR	8,987,200
		Netherlands—5.5%
87,200		Akzo Nobel NV	11,127,680
31,850		ASML Holding N.V.	21,435,907
261,208		Koninklijke Philips NV	14,745,702
Semi-Annual Shareholder Report
4

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Netherlands—continued
754,000		Royal Dutch Shell PLC	$14,554,930
		TOTAL	61,864,219
		Norway—0.8%
186,700		Schibsted A/S	9,110,319
		Russia—1.2%
376,300		Coca-Cola HBC AG	13,710,790
		Singapore—1.6%
786,639		DBS Group Holdings Ltd.	18,067,887
		South Korea—0.9%
132,700		Samsung Electronics Co. Ltd.	9,524,524
		Spain—1.8%
4,709,682	[1]	Banco Santander, S.A.	19,838,968
		Switzerland—5.7%
151,935		Julius Baer Gruppe AG	10,359,536
36,725		Lonza Group AG	23,765,287
194,755		Nestle S.A.	24,055,388
4,125		Partners Group Holding AG	6,218,462
		TOTAL	64,398,673
		United Arab Emirates—0.9%
1,841,903	[1]	Network International Holdings Ltd.	10,416,811
		United Kingdom—16.6%
536,413		Anglo American PLC	23,830,335
332,217		AstraZeneca PLC	37,842,712
279,100		Aveva Group PLC	13,841,488
7,141,000		Barclays PLC	18,573,905
633,700	[1]	Compass Group PLC	14,439,464
194,994		Diageo PLC	9,412,782
1,157,000	[1]	Informa PLC	8,923,338
35,700		Linde PLC	10,737,872
147,025		London Stock Exchange Group PLC	15,783,263
263,100		Reckitt Benckiser Group PLC	23,764,488
430,607	[1]	Travis Perkins PLC	10,025,575
		TOTAL	187,175,222
Semi-Annual Shareholder Report
5

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United States—2.1%
5,640	[1]	Alphabet, Inc., Class C	$13,601,198
29,100	[1]	Facebook, Inc.	9,566,043
		TOTAL	23,167,241
		TOTAL COMMON STOCKS (IDENTIFIED COST $840,480,747)	1,104,668,941
		PREFERRED STOCK—1.3%
		Germany—1.3%
52,700		Volkswagen AG, Pfd. (IDENTIFIED COST $9,670,937)	14,505,109
		INVESTMENT COMPANIES—5.5%
31,516,914		Federated Government Obligations Fund, Premier Shares, 0.01%[3]	31,516,914
30,706,259		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.03%[3]	30,706,621
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $62,223,535)	62,223,535
		TOTAL INVESTMENT IN SECURITIES—104.7% (IDENTIFIED COST $912,375,219)[4]	1,181,397,585
		OTHER ASSETS AND LIABILITIES - NET—(4.7)%[5]	(53,180,271)
		TOTAL NET ASSETS—100%	$1,128,217,314
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2021, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Total
Value as of 11/30/2020	$14,040,500	$8,828,913	$22,869,413
Purchases at Cost	$166,542,347	$227,090,110	$393,632,457
Proceeds from Sales	$(149,065,933)	$(205,210,911)	$(354,276,844)
Change in Unrealized Appreciation/Depreciation	N/A	$970	$970
Net Realized Gain/(Loss)	N/A	$(2,461)	$(2,461)
Value as of 05/31/2021	$31,516,914	$30,706,621	$62,223,535
Balance of Shares Held as of 05/31/2021	31,516,914	30,706,259	62,223,173
Dividend Income	$1,922	$2,900	$4,822
*
All or a portion of the balance/activity for the fund relates to cash collateral on security lending transactions.
1
Non-income-producing security.
Semi-Annual Shareholder Report
6

2
All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
3
7-day net yield.
4
The cost of investments for federal tax purposes amounts to $912,384,543..
5
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2021, in valuing the Fund’s assets carried at fair value.
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$23,167,241	$—	$—	$23,167,241
International	32,769,585	1,048,732,115	—	1,081,501,700
Preferred Stock
International	—	14,505,109	—	14,505,109
Investment Companies	62,223,535	—	—	62,223,535
TOTAL SECURITIES	$118,160,361	$1,063,237,224	$—	$1,181,397,585
The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2021	Year Ended November 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$39.11	$35.18	$31.80	$36.99	$28.93	$32.30
Income From Investment Operations:
Net investment income[1]	0.23	0.17	0.62	0.68	0.49	0.52
Net realized and unrealized gain (loss)	5.35	4.60	3.57	(5.73)	8.19	(3.45)
TOTAL FROM INVESTMENT OPERATIONS	5.58	4.77	4.19	(5.05)	8.68	(2.93)
Less Distributions:
Distributions from net investment income	(0.04)	(0.84)	(0.81)	(0.14)	(0.62)	(0.44)
Net Asset Value, End of Period	$44.65	$39.11	$35.18	$31.80	$36.99	$28.93
Total Return[2]	14.27%	13.79%	13.76%	(13.70)%	30.58%	(9.17)%
Ratios to Average Net Assets:
Net expenses[3]	1.22%[4]	1.22%[5]	1.23%[5]	1.22%[5]	1.22%[5]	1.21%[5]
Net investment income	1.08%[4]	0.50%	1.92%	1.85%	1.49%	1.61%
Expense waiver/reimbursement[6]	0.13%[4]	0.16%	0.15%	0.17%	0.20%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$296,822	$273,667	$288,566	$331,131	$451,829	$482,621
Portfolio turnover	28%	46%	51%	37%	10%	34%
1
Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.22%, 1.23%, 1.22%, 1.22% and 1.21% for the years ended November 30, 2020, 2019, 2018, 2017 and 2016, respectively, after taking into account this expense reduction.
6
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2021	Year Ended November 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$36.39	$32.75	$29.47	$34.41	$26.94	$30.11
Income From Investment Operations:
Net investment income (loss)[1]	0.03	(0.11)	0.32	0.37	0.26	0.25
Net realized and unrealized gain (loss)	4.99	4.27	3.38	(5.31)	7.62	(3.20)
TOTAL FROM INVESTMENT OPERATIONS	5.02	4.16	3.70	(4.94)	7.88	(2.95)
Less Distributions:
Distributions from net investment income	—	(0.52)	(0.42)	—	(0.41)	(0.22)
Net Asset Value, End of Period	$41.41	$36.39	$32.75	$29.47	$34.41	$26.94
Total Return[2]	13.79%	12.83%	12.85%	(14.36)%	29.62%	(9.85)%
Ratios to Average Net Assets:
Net expenses[3]	2.06%[4]	2.07%[5]	2.05%[5]	1.97%[5]	1.97%[5]	1.96%[5]
Net investment income (loss)	0.17%[4]	(0.35)%	1.07%	1.09%	0.84%	0.88%
Expense waiver/reimbursement[6]	0.09%[4]	0.11%	0.12%	0.20%	0.24%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,903	$8,154	$11,100	$15,867	$23,588	$19,745
Portfolio turnover	28%	46%	51%	37%	10%	34%
1
Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.07%, 2.05%, 1.97%, 1.97% and 1.96% for the years ended November 30, 2020, 2019, 2018, 2017 and 2016, respectively, after taking into account this expense reduction.
6
This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2021	Year Ended November 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$36.26	$32.65	$29.38	$34.30	$26.82	$30.02
Income From Investment Operations:
Net investment income (loss)[1]	0.04	(0.09)	0.33	0.39	0.24	0.26
Net realized and unrealized gain (loss)	4.97	4.25	3.35	(5.31)	7.61	(3.20)
TOTAL FROM INVESTMENT OPERATIONS	5.01	4.16	3.68	(4.92)	7.85	(2.94)
Less Distributions:
Distributions from net investment income	—	(0.55)	(0.41)	—	(0.37)	(0.26)
Net Asset Value, End of Period	$41.27	$36.26	$32.65	$29.38	$34.30	$26.82
Total Return[2]	13.82%	12.89%	12.85%	(14.34)%	29.63%	(9.85)%
Ratios to Average Net Assets:
Net expenses[3]	2.01%[4]	2.02%[5]	2.04%[5]	1.97%[5]	1.97%[5]	1.96%[5]
Net investment income (loss)	0.22%[4]	(0.29)%	1.09%	1.15%	0.79%	0.90%
Expense waiver/reimbursement[6]	0.09%[4]	0.11%	0.12%	0.18%	0.23%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$47,089	$49,726	$63,314	$81,098	$121,775	$100,153
Portfolio turnover	28%	46%	51%	37%	10%	34%
1
Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.02%, 2.04%, 1.97%, 1.97% and 1.96% for the years ended November 30, 2020, 2019, 2018, 2017 and 2016, respectively, after taking into account this expense reduction.
6
This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2021	Year Ended November 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$38.86	$34.97	$31.57	$36.73	$28.75	$32.11
Income From Investment Operations:
Net investment income[1]	0.19	0.11	0.58	0.57	0.48	0.41
Net realized and unrealized gain (loss)	5.32	4.56	3.54	(5.66)	8.09	(3.38)
TOTAL FROM INVESTMENT OPERATIONS	5.51	4.67	4.12	(5.09)	8.57	(2.97)
Less Distributions:
Distributions from net investment income	—	(0.78)	(0.72)	(0.07)	(0.59)	(0.39)
Net Asset Value, End of Period	$44.37	$38.86	$34.97	$31.57	$36.73	$28.75
Total Return[2]	14.18%	13.58%	13.58%	(13.88)%	30.35%	(9.35)%
Ratios to Average Net Assets:
Net expenses[3]	1.39%[4]	1.41%[5]	1.38%[5]	1.41%[5]	1.40%[5]	1.40%[5]
Net investment income	0.89%[4]	0.32%	1.80%	1.57%	1.45%	1.45%
Expense waiver/reimbursement[6]	0.35%[4]	0.36%	0.35%	0.44%	0.40%	0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$38,817	$36,935	$36,354	$39,010	$58,351	$52,007
Portfolio turnover	28%	46%	51%	37%	10%	34%
1
Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns for periods less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.41%, 1.38%, 1.41%, 1.40% and 1.40% for the years ended November 30, 2020, 2019, 2018, 2017 and 2016, respectively, after taking into account this expense reduction.
6
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2021	Year Ended November 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$39.19	$35.25	$31.89	$37.10	$29.03	$32.41
Income From Investment Operations:
Net investment income[1]	0.29	0.25	0.68	0.76	0.63	0.66
Net realized and unrealized gain (loss)	5.34	4.62	3.59	(5.74)	8.16	(3.53)
TOTAL FROM INVESTMENT OPERATIONS	5.63	4.87	4.27	(4.98)	8.79	(2.87)
Less Distributions:
Distributions from net investment income	(0.13)	(0.93)	(0.91)	(0.23)	(0.72)	(0.51)
Net Asset Value, End of Period	$44.69	$39.19	$35.25	$31.89	$37.10	$29.03
Total Return[2]	14.41%	14.09%	14.07%	(13.50)%	30.94%	(8.95)%
Ratios to Average Net Assets:
Net expenses[3]	0.96%[4]	0.96%[5]	0.97%[5]	0.96%[5]	0.96%[5]	0.96%[5]
Net investment income	1.36%[4]	0.74%	2.11%	2.09%	1.87%	1.98%
Expense waiver/reimbursement[6]	0.11%[4]	0.13%	0.12%	0.14%	0.17%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$677,798	$572,731	$631,603	$989,652	$1,136,864	$798,168
Portfolio turnover	28%	46%	51%	37%	10%	34%
1
Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns for periods less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.96%, 0.97%, 0.96%, 0.96% and 0.96% for the years ended November 30, 2020, 2019, 2018, 2017 and 2016, respectively, after taking into account this expense reduction.
6
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2021	Year Ended November 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$39.15	$35.22	$31.88	$37.07	$29.00	$32.37
Income From Investment Operations:
Net investment income[1]	0.29	0.26	0.70	0.84	0.63	0.52
Net realized and unrealized gain (loss)	5.35	4.62	3.58	(5.78)	8.17	(3.37)
TOTAL FROM INVESTMENT OPERATIONS	5.64	4.88	4.28	(4.94)	8.80	(2.85)
Less Distributions:
Distributions from net investment income	(0.15)	(0.95)	(0.94)	(0.25)	(0.73)	(0.52)
Net Asset Value, End of Period	$44.64	$39.15	$35.22	$31.88	$37.07	$29.00
Total Return[2]	14.45%	14.14%	14.12%	(13.43)%	31.03%	(8.90)%
Ratios to Average Net Assets:
Net expenses[3]	0.91%[4]	0.92%[5]	0.92%[5]	0.91%[5]	0.91%[5]	0.90%[5]
Net investment income	1.39%[4]	0.78%	2.16%	2.29%	1.90%	1.94%
Expense waiver/reimbursement[6]	0.09%[4]	0.11%	0.10%	0.12%	0.15%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$59,790	$54,156	$71,725	$101,062	$204,809	$147,243
Portfolio turnover	28%	46%	51%	37%	10%	34%
1
Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns for periods less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.92%, 0.92%, 0.91%, 0.91% and 0.90% for the years ended November 30, 2020, 2019, 2018, 2017 and 2016, respectively, after taking into account this expense reduction.
6
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Assets and LiabilitiesMay 31, 2021 (unaudited)

Assets:
Total investment in securities, at value including $57,957,292 of securities loaned and $62,223,535 of investment in affiliated holdings (identified cost $912,375,219)		$1,181,397,585
Cash denominated in foreign currencies (identified cost $3,054,671)		3,055,084
Receivable for investments sold		18,672,467
Income receivable		5,534,370
Income receivable from affiliated holdings*		10,917
Receivable for shares sold		509,199
TOTAL ASSETS		1,209,179,622
Liabilities:
Payable for collateral due to broker for securities lending	$61,016,914
Payable for investments purchased	18,500,410
Payable for shares redeemed	1,006,292
Payable for investment adviser fee (Note 5)	97,830
Payable for other service fees (Notes 2 and 5)	77,266
Payable for distribution services fee (Note 5)	43,011
Payable for administrative fee (Note 5)	9,363
Accrued expenses (Note 5)	211,222
TOTAL LIABILITIES		80,962,308
Net assets for 25,358,952 shares outstanding		$1,128,217,314
Net Assets Consists of:
Paid-in capital		$823,537,921
Total distributable earnings (loss)		304,679,393
TOTAL NET ASSETS		$1,128,217,314
Semi-Annual Shareholder Report
14

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($296,821,708 ÷ 6,647,717 shares outstanding) $0.001 par value, 200,000,000 shares authorized	$44.65
Offering price per share (100/94.50 of $44.65)	$47.25
Redemption proceeds per share	$44.65
Class B Shares:
Net asset value per share ($7,902,675 ÷ 190,849 shares outstanding) $0.001 par value, 50,000,000 shares authorized	$41.41
Offering price per share	$41.41
Redemption proceeds per share (94.50/100 of $41.41)	$39.13
Class C Shares:
Net asset value per share ($47,088,797 ÷ 1,141,039 shares outstanding) $0.001 par value, 50,000,000 shares authorized	$41.27
Offering price per share	$41.27
Redemption proceeds per share (99.00/100 of $41.27)	$40.86
Class R Shares:
Net asset value per share ($38,817,064 ÷ 874,890 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$44.37
Offering price per share	$44.37
Redemption proceeds per share	$44.37
Institutional Shares:
Net asset value per share ($677,797,560 ÷ 15,165,076 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$44.69
Offering price per share	$44.69
Redemption proceeds per share	$44.69
Class R6 Shares:
Net asset value per share ($59,789,510 ÷ 1,339,381 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$44.64
Offering price per share	$44.64
Redemption proceeds per share	$44.64
*
See information listed after the Fund’s Portfolio of Investments
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of OperationsSix Months Ended May 31, 2021 (unaudited)

Investment Income:
Dividends (including $2,126 received from an affiliated holding* and net of foreign taxes withheld of $1,610,007)			$12,308,143
Net Income on securities loaned (includes $2,696 earned from affiliated holdings* related to cash collateral balances) (Note 2)			36,945
TOTAL INCOME			12,345,088
Expenses:
Investment adviser fee (Note 5)		$4,534,034
Administrative fee (Note 5)		417,293
Custodian fees		108,010
Transfer agent fees (Notes 2 and 5)		516,352
Directors’/Trustees’ fees (Note 5)		3,636
Auditing fees		15,487
Legal fees		8,278
Distribution services fee (Note 5)		308,644
Other service fees (Notes 2 and 5)		418,844
Portfolio accounting fees		97,353
Share registration costs		46,167
Printing and postage		22,546
Miscellaneous (Note 5)		23,355
TOTAL EXPENSES		6,519,999
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(501,722)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(133,152)
TOTAL WAIVERS AND REIMBURSEMENTS		(634,874)
Net expenses			5,885,125
Net investment income			$6,459,963
Semi-Annual Shareholder Report
16

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Foreign Exchange Contracts and Foreign Currency Transactions:
Net realized gain on investments (including realized loss of $(2,461) on sales of investments in an affiliated holding*), foreign exchange contracts and foreign currency transactions	77,546,130
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency (including net change in unrealized depreciation of $970 of investments in an affiliated holding*)	58,346,159
Net realized and unrealized gain on investments, foreign exchange contracts and foreign currency transactions	135,892,289
Change in net assets resulting from operations	$142,352,252
*
See information listed after the Fund’s Portfolio of Investments
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2021	Year Ended 11/30/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,459,963	$5,522,752
Net realized gain (loss)	77,546,130	(3,963,285)
Net change in unrealized appreciation/depreciation	58,346,159	98,747,316
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	142,352,252	100,306,783
Distributions to Shareholders:
Class A Shares	(250,683)	(6,824,724)
Class B Shares	—	(171,869)
Class C Shares	—	(1,046,341)
Class R Shares	—	(813,718)
Institutional Shares	(2,012,356)	(16,621,236)
Class R6 Shares	(205,885)	(1,912,730)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,468,924)	(27,390,618)
Share Transactions:
Proceeds from sale of shares	106,390,884	158,818,352
Net asset value of shares issued to shareholders in payment of distributions declared	2,079,229	23,800,966
Cost of shares redeemed	(115,506,560)	(362,827,062)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(7,036,447)	(180,207,744)
Change in net assets	132,846,881	(107,291,579)
Net Assets:
Beginning of period	995,370,433	1,102,662,012
End of period	$1,128,217,314	$995,370,433
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Notes to Financial Statements
May 31, 2021 (unaudited)
1. Organization
Federated Hermes World Investment Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Hermes International Leaders Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term capital growth.
Class B Shares are closed to new accounts, new investors and new purchases by existing shareholders (excluding reinvestment of dividends and capital gains). Class B Shares of the Fund may be exchanged for Class B Shares of any other Federated Hermes fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Directors (the “Directors”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report
19

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation
Semi-Annual Shareholder Report
20

that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report
21

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $634,874 is disclosed in various locations in this Note 2 and Note 5.
For the six months ended May 31, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$168,825	$(47,001)
Class B Shares	6,545	—
Class C Shares	28,749	—
Class R Shares	47,225	(543)
Institutional Shares	259,334	(38,586)
Class R6 Shares	5,674	—
TOTAL	$516,352	$(86,130)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Hermes, Inc. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
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For the six months ended May 31, 2021, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$347,820
Class B Shares	10,119
Class C Shares	60,905
TOTAL	$418,844
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2021, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage country, currency and market risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
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At May 31, 2021, the Fund had no outstanding futures contracts.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
The securities lending transactions are subject to Master Netting Agreements (“MNAs”), which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts, but gross. As indicated in the below chart, the cash collateral received by the Fund exceeds the market value of the securities loaned, reducing the net settlement amount to zero. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund. As of May 31, 2021, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$57,957,292	$61,016,914
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Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to manage country, currency and market risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At May 31, 2021, the Fund has no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
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The Effect of Derivative Instruments on the Statement of Operations for the for the Six Months Ended May 31, 2021
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Foreign Exchange Contracts
Foreign exchange contracts	$837
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. capital stock
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2021		Year Ended 11/30/2020
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	488,568	$20,514,059	765,158	$25,752,833
Shares issued to shareholders in payment of distributions declared	5,572	227,060	171,833	6,117,272
Shares redeemed	(844,001)	(35,257,289)	(2,141,878)	(70,123,448)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(349,861)	$(14,516,170)	(1,204,887)	$(38,253,343)

	Six Months Ended 5/31/2021		Year Ended 11/30/2020
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	166	$6,170	2,503	$78,387
Shares issued to shareholders in payment of distributions declared	—	—	4,303	143,649
Shares redeemed	(33,404)	(1,302,556)	(121,635)	(3,648,218)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(33,238)	$(1,296,386)	(114,829)	$(3,426,182)
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	Six Months Ended 5/31/2021		Year Ended 11/30/2020
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	38,245	$1,502,660	76,463	$2,354,141
Shares issued to shareholders in payment of distributions declared	—	—	29,154	969,360
Shares redeemed	(268,766)	(10,513,005)	(673,332)	(20,532,572)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(230,521)	$(9,010,345)	(567,715)	$(17,209,071)

	Six Months Ended 5/31/2021		Year Ended 11/30/2020
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	68,383	$2,857,527	156,813	$5,211,413
Shares issued to shareholders in payment of distributions declared	—	—	22,015	779,997
Shares redeemed	(143,997)	(5,989,756)	(267,863)	(8,751,772)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(75,614)	$(3,132,229)	(89,035)	$(2,760,362)

	Six Months Ended 5/31/2021		Year Ended 11/30/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,816,731	$76,090,673	3,297,577	$110,881,182
Shares issued to shareholders in payment of distributions declared	41,381	1,685,851	397,129	14,133,837
Shares redeemed	(1,307,284)	(55,071,226)	(6,996,112)	(221,265,801)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	550,828	$22,705,298	(3,301,406)	$(96,250,782)

	Six Months Ended 5/31/2021		Year Ended 11/30/2020
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	128,345	$5,419,795	429,072	$14,540,396
Shares issued to shareholders in payment of distributions declared	4,088	166,318	46,619	1,656,851
Shares redeemed	(176,371)	(7,372,728)	(1,128,708)	(38,505,251)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(43,938)	$(1,786,615)	(653,017)	$(22,308,004)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(182,344)	$(7,036,447)	(5,930,889)	$(180,207,744)
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4. FEDERAL TAX INFORMATION
At May 31, 2021, the cost of investments for federal tax purposes was $912,384,543. The net unrealized appreciation of investments for federal tax purposes was $269,013,042. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $277,051,578 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,038,536.
At November 30, 2020, the Fund had a capital loss carryforward of $45,625,560 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses, retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$45,625,560	$0	$45,625,560
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.85% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee, and/or reimburse other operating expenses. For the six months ended May 31, 2021, the Adviser waived $494,110 of its fee and reimbursed $86,130 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2021, the Adviser reimbursed $7,612.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
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In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2021, distribution services fees for the Fund were as follows:
	Distribution Service Fees Incurred	Distribution Services Fees Waived
Class B Shares	$30,357	$—
Class C Shares	184,244	—
Class R Shares	94,043	(47,022)
TOTAL	$308,644	$(47,022)
For the six months ended May 31, 2021, the Fund’s Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Directors. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2021, FSC retained $3,061 in sales charges from the sale of Class A Shares. FSC also retained $1,912 and $101 of CDSC relating to redemptions of Class B Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended May 31, 2021, FSSC received $22,598 of the other service fees disclosed in Note 2.
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Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, tax reclaim recovery fees, proxy-related expenses and extraordinary expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.22%, 2.08%, 2.07%, 1.41%, 0.96% and 0.91% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities, and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2021, were as follows:
Purchases	$295,535,578
Sales	$299,765,651
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020, which was renewed on June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of May 31, 2021, the Fund had no outstanding loans. During the six months ended May 31, 2021, the Fund did not utilize the LOC.
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8. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2021, there were no outstanding loans. During the six months ended May 31, 2021, the program was not utilized.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies, (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2020 to May 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2020	Ending Account Value 5/31/2021	Expenses Paid During Period[1]
Actual:
Class A Shares	$ 1,000.00	$1,142.70	$6.52
Class B Shares	$ 1,000.00	$1,137.90	$10.98
Class C Shares	$ 1,000.00	$1,138.20	$10.72
Class R Shares	$ 1,000.00	$1,141.80	$7.42
Institutional Shares	$ 1,000.00	$1,144.10	$5.13
Class R6 Shares	$ 1,000.00	$1,144.50	$4.87
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$ 1,000.00	$1,018.85	$6.14
Class B Shares	$ 1,000.00	$1,014.66	$10.35
Class C Shares	$ 1,000.00	$1,014.91	$10.10
Class R Shares	$ 1,000.00	$1,018.00	$6.99
Institutional Shares	$ 1,000.00	$1,020.14	$4.84
Class R6 Shares	$ 1,000.00	$1,020.39	$4.58
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.22%
Class B Shares	2.06%
Class C Shares	2.01%
Class R Shares	1.39%
Institutional Shares	0.96%
Class R6 Shares	0.91%
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Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes International Leaders Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Global Investment Management Corp. (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors. At the request of the Independent Directors, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Directors deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
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fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
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The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
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The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year, three-year and five-year periods ended December 31, 2020, the Fund’s performance was above the median of the Performance Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the
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Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability
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information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted
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that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes World Investment Series, Inc. (the “Corporation”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes International Leaders Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Directors of the Corporation (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where
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applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Hermes International Leaders Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428U847
CUSIP 31428U839
CUSIP 31428U821
CUSIP 31428U599
CUSIP 31428U623
CUSIP 31428U581
G02455-04 (7/21)
© 2021 Federated Hermes, Inc.

Semi-Annual Shareholder Report
May 31, 2021

Share Class | Ticker	A | ISCAX	C | ISCCX	Institutional | ISCIX

Federated Hermes International Small-Mid Company Fund
Fund Established 1996

A Portfolio of Federated Hermes World Investment Series, Inc.
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2020 through May 31, 2021.
While the pandemic continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2021, the Fund’s portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
United Kingdom	15.5%
Japan	14.7%
France	9.5%
Canada	7.1%
Sweden	3.9%
Poland	3.3%
Germany	3.2%
Netherlands	3.2%
Italy	3.0%
Brazil	2.9%
Switzerland	2.9%
Spain	2.8%
Australia	2.4%
Denmark	2.3%
Ireland	2.1%
Austria	1.9%
China	1.9%
Norway	1.9%
Hong Kong	1.8%
Finland	1.7%
Russia	1.5%
Israel	1.4%
Singapore	1.4%
United States	1.4%
Saudi Arabia	1.0%
Argentina	0.9%
New Zealand	0.9%
United Arab Emirates	0.9%
Mexico	0.8%
Cayman Islands	0.4%
Thailand	0.3%
Securities Lending Collateral[2]	1.5%
Cash Equivalents[3]	1.2%
Other Assets and Liabilities—Net[4]	(1.6)%
TOTAL	100%
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At May 31, 2021, the Fund’s sector classification composition5 was as follows:
Sector Classification	Percentage of Total Net Assets
Industrials	20.8%
Consumer Discretionary	16.0%
Information Technology	16.0%
Financials	11.2%
Health Care	9.0%
Materials	8.2%
Communication Services	6.2%
Consumer Staples	5.4%
Real Estate	2.7%
Utilities	1.9%
Energy	1.5%
Securities Lending Collateral[2]	1.5%
Cash Equivalents[3]	1.2%
Other Assets and Liabilities—Net[4]	(1.6)%
TOTAL	100%
1
Country allocations are based primarily on the country in which a company is incorporated. However, the Fund’s Adviser may allocate a company to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities or the country where a majority of the company’s revenues are derived.
2
Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3
Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
4
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
5
Except for Cash Equivalents, Securities Lending Collateral and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
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Portfolio of Investments
May 31, 2021 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—98.9%
		Argentina—0.9%
1,200	[1]	Mercadolibre, Inc.	$1,630,404
		Australia—2.4%
120,000		Brambles Ltd.	1,001,972
95,000		DEXUS Property Group	758,393
250,000		Hansen Technologies Ltd.	1,038,698
157,815		Orica Ltd.	1,671,615
		TOTAL	4,470,678
		Austria—1.9%
50,000		Erste Group Bank AG	2,074,581
25,000		OMV AG	1,452,465
		TOTAL	3,527,046
		Brazil—2.9%
38,000	[1]	Afya Ltd	889,580
17,500	[1]	PagSeguro Digital Ltd.	859,425
16,000	[1]	StoneCo Ltd.	1,055,520
225,000		Totvs SA	1,448,424
50,000	[1]	Vasta Platform Ltd.	439,500
50,000	[1]	Vinci Partners Investments Ltd.	724,000
		TOTAL	5,416,449
		Canada—7.1%
40,000		Allied Properties REIT	1,468,482
70,000	[1]	CAE, Inc.	2,168,867
70,000	[1]	Dialogue Health Technologies, Inc.	694,756
31,000		Dollarama, Inc.	1,355,937
40,000	[1]	Fusion Pharmaceuticals Inc.	328,400
33,000		Gildan Activewear, Inc.	1,193,742
9,500	[1]	Kinaxis, Inc.	1,077,277
28,500	[1]	Lightspeed POS, Inc.	2,054,133
17,308	[1]	Nuvei Corp.	1,254,830
52,000		The North West Company Fund	1,562,949
		TOTAL	13,159,373
		Cayman Islands—0.4%
47,000	[1]	Patria Investments Ltd.	794,770
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Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		China—1.9%
50,000	[1]	Atotech Ltd.	$1,206,000
160,000	[1]	Ming Yuan Cloud Group Holdings Ltd.	822,328
50,000	[1]	Oneconnect Financial Technology Co., Ltd., ADR	723,001
380,000		TravelSky Technology Ltd.	820,013
		TOTAL	3,571,342
		Denmark—2.3%
11,000		Chr.Hansen Holding	987,714
5,600	[1]	Genmab A/S	2,276,814
18,000		Topdanmark A/S	927,623
		TOTAL	4,192,151
		Finland—1.7%
154,393		Metso Outotec Ojy	1,830,728
20,000		Neste Oyj	1,318,367
		TOTAL	3,149,095
		France—9.5%
52,000	[1]	Accor SA	2,071,618
23,400	[1]	Alstom SA	1,320,678
18,000		Amundi SA	1,602,153
14,000	[2]	Capgemini SE	2,619,109
27,000		Edenred	1,487,192
17,000	[1]	Eurofins Scientific SE	1,819,547
36,000	[1]	JC Decaux SA	1,054,585
35,000		Rubis SCA	1,682,891
57,000		STMicroelectronics N.V.	2,126,869
5,000		Teleperformance	1,918,485
		TOTAL	17,703,127
		Germany—3.2%
15,000	[1]	CTS Eventim AG	1,031,873
15,000		HeidelbergCement AG	1,372,637
19,604		Rheinmetall AG	2,046,377
11,000		Symrise AG	1,465,045
		TOTAL	5,915,932
		Hong Kong—1.8%
60,000	[1]	Melco Resorts & Entertainment, ADR	1,031,400
125,000		Techtronic Industries Co.	2,355,819
		TOTAL	3,387,219
Semi-Annual Shareholder Report
4

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Ireland—2.1%
8,200	[1]	ICON PLC	$1,834,832
38,922		Smurfit Kappa Group PLC	2,070,062
		TOTAL	3,904,894
		Israel—1.4%
250,000	[1]	Nayax Ltd.	800,246
5,000	[1]	NICE Ltd., ADR	1,111,800
66,000	[1]	Tufin Software Technologies Ltd.	599,940
		TOTAL	2,511,986
		Italy—3.0%
90,000		Davide Campari-Milano NV	1,154,952
50,000	[1]	Gvs S.P.A.	853,075
160,000	[1]	Mediobanca Spa	1,903,936
80,000	[1]	Nexi SpA	1,623,628
		TOTAL	5,535,591
		Japan—14.7%
17,400		Daifuku Co.	1,499,478
4,600		Disco Corp.	1,402,355
17,800		Horiba Ltd.	1,144,856
1,720		Japan Hotel REIT Investment Corp.	1,045,677
18,000		Jin Co. Ltd.	1,331,685
42,200		Kanamoto Co. Ltd.	1,059,249
18,000		Kikkoman Corp.	1,189,093
12,600		Kusuri No Aoki Holdings Co. Ltd.	886,661
36,000		Nabtesco Corp.	1,672,787
12,500		Nidec Corp.	1,434,493
73,000		Nippon Sanso Holdings Corp.	1,446,535
16,500		Nippon Shinyaku Co. Ltd.	1,188,468
80,000		Nippon Zeon Co.	1,217,104
12,500		Nissin Foods Holdings Co. Ltd.	907,151
8,000		Nitori Holdings Co., Ltd.	1,386,442
75,000		Pan Pacific International Holdings Corp.	1,499,552
38,000	[1]	Park 24 Co. Ltd.	797,571
9,000		Rohm Co. Ltd.	846,690
25,000		Roland Corp.	1,414,729
25,000		Shoei Co. Ltd.	909,001
10,000		Technopro Holdings, Inc.	721,864
34,800		THK Co. Ltd.	1,146,587
Semi-Annual Shareholder Report
5

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
20,000		Yamaha Corp.	$1,206,302
		TOTAL	27,354,330
		Mexico—0.8%
140,000		Grupo Aeroportuario del Pacifico SA, Class B	1,475,349
		Netherlands—3.2%
4,700	[1]	Argenx SE, ADR	1,311,253
21,000		Euronext NV	2,231,188
5,000		IMCD Group NV	814,596
23,000		NN Group NV	1,170,356
14,700	[1]	UniQure N.V.	510,531
		TOTAL	6,037,924
		New Zealand—0.9%
16,000	[1]	Xero Ltd.	1,607,218
		Norway—1.9%
120,000		Norsk Hydro ASA	776,178
28,600		Schibsted A/S	1,395,582
25,000		Tomra Systems ASA	1,297,658
		TOTAL	3,469,418
		Poland—3.3%
70,000	[1]	Allegro	1,116,149
33,000	[1]	Dino Polska SA	2,556,203
53,000	[1]	InPost S.A.	1,030,663
150,000	[1]	Powszechny Zaklad Ubezpieczen SA	1,507,428
		TOTAL	6,210,443
		Russia—1.5%
44,000		Coca-Cola HBC AG	1,603,175
31,000	[1]	HeadHunter Group PLC, ADR	1,276,270
		TOTAL	2,879,445
		Saudi Arabia—1.0%
13,500	[1]	Delivery Hero SE	1,830,682
		Singapore—1.4%
7,000	[1]	Sea Ltd., ADR	1,772,680
108,000		Singapore Exchange Ltd.	847,692
		TOTAL	2,620,372
		Spain—2.8%
30,702		Cellnex Telecom S.A.	1,864,309
62,000		Cia de Distribucion Integral Logista Holdings SA	1,356,240
Semi-Annual Shareholder Report
6

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Spain—continued
80,000		EDP Renovaveis SA	$1,901,601
		TOTAL	5,122,150
		Sweden—3.9%
100,000	[1]	Cint Group AB	1,093,272
18,500		Evolution AB	3,447,289
75,000		Nordnet AB publ	1,353,333
30,000		Thule Group AB/The	1,404,594
		TOTAL	7,298,488
		Switzerland—2.9%
20,882		Julius Baer Gruppe AG	1,423,818
3,998		Lonza Group AG	2,587,165
2,800		Tecan AG	1,399,266
		TOTAL	5,410,249
		Thailand—0.3%
400,000		Central Pattana PCL, GDR	645,724
		United Arab Emirates—0.9%
300,000	[1]	Network International Holdings Ltd.	1,696,638
		United Kingdom—15.5%
25,000	[1]	Allfunds UK Ltd.	419,065
50,000	[1]	Alphawave IP Group PLC	217,484
45,000		Anglo American PLC	1,999,141
38,000		Ashtead Group PLC	2,776,195
150,000		B&M European Value Retail SA	1,225,172
10,000		Croda International PLC	990,795
33,000		Dechra Pharmaceutical PLC	1,924,038
200,000		Domino’s Pizza Group PLC	1,036,086
247,059	[1]	Dr. Martens Plc	1,718,935
35,000	[1]	Farfetch Ltd.	1,621,550
140,000		Howden Joinery Group PLC	1,583,484
90,000		IMI PLC	2,120,206
50,000		Intermediate Capital Group PLC	1,493,393
100,000		Manchester United PLC- CL A	1,563,000
550,000		Melrose Industries PLC	1,344,864
123,450	[1]	PageGroup PLC	1,048,265
135,000		Rightmove PLC	1,154,059
225,000	[1]	S4 Capital PLC	1,775,168
85,000		St. James’s Place Capital PLC	1,687,113
Semi-Annual Shareholder Report
7

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United Kingdom—continued
63,000		Unite Group PLC	$1,014,418
		TOTAL	28,712,431
		United States—1.4%
12,000		Ferguson PLC	1,630,556
19,000	[1]	Mimecast Ltd.	949,810
		TOTAL	2,580,366
		TOTAL COMMON STOCKS (IDENTIFIED COST $119,279,817)	183,821,284
		INVESTMENT COMPANIES—2.7%
2,713,968		Federated Hermes Government Obligations Fund, Premier Shares, 0.01%[3]	2,713,968
2,286,297		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.03%[3]	2,286,983
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $5,000,009)	5,000,951
		TOTAL INVESTMENT IN SECURITIES—101.6% (IDENTIFIED COST $124,279,826)[4]	188,822,235
		OTHER ASSETS AND LIABILITIES - NET—(1.6)%[5]	(3,003,968)
		TOTAL NET ASSETS—100%	$185,818,267
An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended May 31, 2021, were as follows:
Netherlands
UniQure N.V.
Value as of 11/30/2020	$706,776
Purchases at Cost	—
Proceeds from Sales	—
Change in Unrealized Appreciation/Depreciation	(196,245)
Net Realized Gain/(Loss)	—
Value as of 5/31/2021	$510,531
Shares Held as of 5/31/2021	14,700
Dividend Income	$—
Semi-Annual Shareholder Report
8

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated holdings during the period ended May 31, 2021, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 11/30/2020	$698,686	$ 5,683,680	$6,382,366
Purchases at Cost	12,968,506	22,879,109	35,847,615
Proceeds from Sales	(10,953,224)	(26,275,019)	(37,228,243)
Change in Unrealized Appreciation/Depreciation	N/A	58	58
Net Realized Gain/(Loss)	N/A	(845)	(845)
Value as of 5/31/2021	$2,713,968	$2,286,983	$5,000,951
Shares Held as of 5/31/2021	2,713,968	2,286,297	5,000,265
Dividend Income	$101	$1,517	$1,618
*
All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1
Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3
7-day net yield.
4
Also represents cost for federal tax purposes.
5
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
9

The following is a summary of the inputs used, as of May 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$949,810	$—	$—	$949,810
International	37,038,602	145,832,872	—	182,871,474
Investment Companies	5,000,951	—	—	5,000,951
TOTAL SECURITIES	$42,989,363	$145,832,872	$—	$188,822,235
The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2021	Year Ended November 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$42.85	$35.42	$35.18	$41.98	$31.51	$39.32
Income From Investment Operations:
Net investment income (loss)[1]	0.02	(0.11)	0.02	(0.10)	0.02	0.05
Net realized and unrealized gain (loss)	6.64	9.26	4.57	(4.10)	10.74	(3.59)
TOTAL FROM INVESTMENT OPERATIONS	6.66	9.15	4.59	(4.20)	10.76	(3.54)
Less Distributions:
Distributions from net investment income	(0.00)[2]	(0.07)	(0.33)	—	—	(0.16)
Distributions from net realized gain	(2.54)	(1.65)	(4.03)	(2.61)	(0.29)	(4.11)
TOTAL DISTRIBUTIONS	(2.54)	(1.72)	(4.36)	(2.61)	(0.29)	(4.27)
Redemption Fees	—	—	0.01	0.01	0.00[2]	0.00[2]
Net Asset Value, End of Period	$46.97	$42.85	$35.42	$35.18	$41.98	$31.51
Total Return[3]	15.98%	26.89%	16.46%	(10.71)%	34.46%	(10.16)%
Ratios to Average Net Assets:
Net expenses[4]	1.23%[5]	1.39%	1.86%	1.86%	1.85%	1.76%
Net investment income (loss)	0.11%[5]	(0.31)%	0.07%	(0.25)%	0.05%	0.16%
Expense waiver/reimbursement[6]	0.31%[5]	0.39%	0.21%	0.15%	0.15%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$103,874	$92,985	$82,007	$84,786	$102,872	$90,508
Portfolio turnover	9%	31%	30%	28%	42%	39%
1
Per share numbers have been calculated using the average shares method.
2
Represents less than $0.01.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2021	Year Ended November 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$31.06	$26.25	$27.13	$33.22	$25.19	$32.36
Income From Investment Operations:
Net investment income (loss)[1]	(0.10)	(0.28)	(0.17)	(0.21)	(0.21)	(0.17)
Net realized and unrealized gain (loss)	4.75	6.74	3.30	(3.28)	8.53	(2.89)
TOTAL FROM INVESTMENT OPERATIONS	4.65	6.46	3.13	(3.49)	8.32	(3.06)
Less Distributions:
Distributions from net investment income	(0.00)[2]	—	—	—	—	—
Distributions from net realized gain	(2.54)	(1.65)	(4.03)	(2.61)	(0.29)	(4.11)
TOTAL DISTRIBUTIONS	(2.54)	(1.65)	(4.03)	(2.61)	(0.29)	(4.11)
Redemption Fees	—	—	0.02	0.01	0.00[2]	0.00[2]
Net Asset Value, End of Period	$33.17	$31.06	$26.25	$27.13	$33.22	$25.19
Total Return[3]	15.55%	25.91%	15.55%	(11.44)%	33.41%	(10.89)%
Ratios to Average Net Assets:
Net expenses[4]	1.99%[5]	2.17%	2.66%	2.66%	2.65%	2.56%
Net investment income (loss)	(0.65)%[5]	(1.08)%	(0.72)%	(0.68)%	(0.73)%	(0.64)%
Expense waiver/reimbursement[6]	0.31%[5]	0.37%	0.16%	0.09%	0.11%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,991	$4,693	$4,589	$5,351	$15,937	$17,028
Portfolio turnover	9%	31%	30%	28%	42%	39%
1
Per share numbers have been calculated using the average shares method.
2
Represents less than $0.01.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2021	Year Ended November 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$44.02	$36.34	$35.99	$42.81	$32.06	$39.95
Income From Investment Operations:
Net investment income (loss)[1]	0.09	(0.03)	0.09	(0.00)[2]	0.07	0.12
Net realized and unrealized gain (loss)	6.81	9.50	4.69	(4.22)	10.97	(3.66)
TOTAL FROM INVESTMENT OPERATIONS	6.90	9.47	4.78	(4.22)	11.04	(3.54)
Less Distributions:
Distributions from net investment income	(0.00)[2]	(0.14)	(0.41)	—	—	(0.24)
Distributions from net realized gain	(2.54)	(1.65)	(4.03)	(2.61)	(0.29)	(4.11)
TOTAL DISTRIBUTIONS	(2.54)	(1.79)	(4.44)	(2.61)	(0.29)	(4.35)
Redemption Fees	—	—	0.01	0.01	0.00[2]	0.00[2]
Net Asset Value, End of Period	$48.38	$44.02	$36.34	$35.99	$42.81	$32.06
Total Return[3]	16.11%	27.15%	16.71%	(10.54)%	34.75%	(10.00)%
Ratios to Average Net Assets:
Net expenses[4]	0.99%[5]	1.13%	1.66%	1.66%	1.65%	1.56%
Net investment income (loss)	0.41%[5]	(0.07)%	0.27%	(0.01)%	0.18%	0.34%
Expense waiver/reimbursement[6]	0.31%[5]	0.37%	0.16%	0.10%	0.10%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$76,954	$53,072	$26,017	$32,480	$46,428	$31,981
Portfolio turnover	9%	31%	30%	28%	42%	39%
1
Per share numbers have been calculated using the average shares method.
2
Represents less than $0.01.
3
Based on the net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Assets and LiabilitiesMay 31, 2021 (unaudited)

Assets:
Investment in securities, at value including $2,515,654 of securities loaned and $5,511,482 of investment in affiliated holdings and an affiliated company* (identified cost $124,279,826)		$188,822,235
Receivable for investments sold		2,226,281
Income receivable		365,667
Receivable for shares sold		78,807
TOTAL ASSETS		191,492,990
Liabilities:
Payable for collateral due to broker for securities lending	$2,713,968
Payable for investments purchased	2,395,670
Payable for shares redeemed	293,800
Bank overdraft	137,183
Payable for other service fees (Notes 2 and 5)	19,893
Payable for investment adviser fee (Note 5)	12,363
Payable for distribution services fee (Note 5)	3,154
Payable for administrative fee (Note 5)	1,189
Accrued expenses (Note 5)	97,503
TOTAL LIABILITIES		5,674,723
Net assets for 3,952,700 shares outstanding		$185,818,267
Net Assets Consists of:
Paid-in capital		$113,619,513
Total distributable earnings (loss)		72,198,754
TOTAL NET ASSETS		$185,818,267
Semi-Annual Shareholder Report
14

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($103,873,588 ÷ 2,211,699 shares outstanding) $0.001 par value, 500,000,000 shares authorized	$46.97
Offering price per share (100/94.50 of $46.97)	$49.70
Redemption proceeds per share	$46.97
Class C Shares:
Net asset value per share ($4,990,516 ÷ 150,460 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$33.17
Offering price per share	$33.17
Redemption proceeds per share (99.00/100 of $33.17)	$32.84
Institutional Shares:
Net asset value per share ($76,954,163 ÷ 1,590,541 shares outstanding) $0.001 par value, 200,000,000 shares authorized	$48.38
Offering price per share	$48.38
Redemption proceeds per share	$48.38
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of OperationsSix Months Ended May 31, 2021 (unaudited)

Investment Income:
Dividends (including $1,517 received from an affiliated holding* and net of foreign taxes withheld of $128,962)			$1,159,260
Net income on securities loaned (includes $101 earned from an affiliated holding* related to cash collateral balances)			1,637
TOTAL INCOME			1,160,897
Expenses:
Investment adviser fee (Note 5)		$767,395
Administrative fee (Note 5)		67,178
Custodian fees		20,910
Transfer agent fees		95,712
Directors’/Trustees’ fees (Note 5)		1,556
Auditing fees		15,487
Legal fees		5,238
Distribution services fee (Note 5)		18,639
Other service fees (Notes 2 and 5)		128,952
Portfolio accounting fees		70,834
Share registration costs		28,985
Printing and postage		15,367
Miscellaneous (Notes 5)		19,346
TOTAL EXPENSES		1,255,599
Waiver/reimbursement of investment adviser fee (Note 5)	$(267,934)
Net expenses			987,665
Net investment income			173,232
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments (including realized loss of $(845) on sales of investments in an affiliated holding*) and foreign currency transactions			7,569,176
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency (including net change in unrealized appreciation of $(196,187) of investments in an affiliated holding and an affiliated company*)			17,049,549
Net realized and unrealized gain (loss) on investments, foreign currency transactions			24,618,725
Change in net assets resulting from operations			$24,791,957
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2021	Year Ended 11/30/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$173,232	$(311,653)
Net realized gain	7,569,176	9,640,553
Net change in unrealized appreciation/depreciation	17,049,549	19,885,796
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	24,791,957	29,214,696
Distributions to Shareholders:
Class A Shares	(5,465,109)	(3,955,262)
Class C Shares	(373,722)	(287,137)
Institutional Shares	(3,241,344)	(1,291,768)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,080,175)	(5,534,167)
Share Transactions:
Proceeds from sale of shares	27,043,381	27,998,226
Net asset value of shares issued to shareholders in payment of distributions declared	8,553,775	5,151,515
Cost of shares redeemed	(16,239,820)	(18,694,189)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	19,357,336	14,455,552
Change in net assets	35,069,118	38,136,081
Net Assets:
Beginning of period	150,749,149	112,613,068
End of period	$185,818,267	$150,749,149
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Notes to Financial Statements
May 31, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes World Investment Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Hermes International Small-Mid Company Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term growth of capital.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Directors (the “Directors”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
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The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $267,934 is disclosed in various locations in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2021, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$122,739
Class C Shares	6,213
TOTAL	$128,952
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2021, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
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The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Funds will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
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The securities lending transactions are subject to Master Netting Agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts, but gross. As indicated in the below chart, the cash collateral received by the Fund exceeds the market value of the securities loaned, reducing the net settlement amount to zero. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of May 31, 2021, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$2,515,654	$2,713,968
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At May 31, 2021, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. Capital Stock
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2021		Year ended 11/30/2020
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	62,779	$2,784,411	70,967	$2,599,760
Shares issued to shareholders in payment of distributions declared	113,561	4,962,596	101,900	3,595,046
Shares redeemed	(134,631)	(6,012,819)	(317,839)	(10,985,223)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	41,709	$1,734,188	(144,972)	$(4,790,417)

	Six Months Ended 5/31/2021		Year ended 11/30/2020
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	16,696	$528,051	26,141	$665,044
Shares issued to shareholders in payment of distributions declared	11,915	368,880	10,816	278,501
Shares redeemed	(29,230)	(934,421)	(60,665)	(1,493,855)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(619)	$(37,490)	(23,708)	$(550,310)

	Six Months Ended 5/31/2021		Year ended 11/30/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	516,466	$23,730,919	633,013	$24,733,422
Shares issued to shareholders in payment of distributions declared	71,654	3,222,299	35,342	1,277,968
Shares redeemed	(203,217)	(9,292,580)	(178,660)	(6,215,111)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	384,903	$17,660,638	489,695	$19,796,279
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	425,993	$19,357,336	321,015	$14,455,552
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4. FEDERAL TAX INFORMATION
At May 31, 2021, the cost of investments for federal tax purposes was $124,279,826. The net unrealized appreciation of investments for federal tax purposes was $64,542,409. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $67,753,070 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,210,661.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.90% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2021, the Adviser voluntarily waived $266,454 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2021, the Adviser reimbursed $1,480.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2021, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
For the six months ended May 31, 2021, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Directors.
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2021, distribution services fees for the Fund were as follows:
Distribution Service Fees Incurred
Class C Shares	$18,639
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2021, FSC did not retain any fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2021, FSC retained $1,313 in sales charges from the sale of Class A Shares.
Other Service Fees
For the six months ended May 31, 2021, FSSC received $7,160 of other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, tax reclaim recovery expenses, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.23%, 1.98% and 0.98% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the
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Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2021, were as follows:
Purchases	$29,450,320
Sales	$15,429,017
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Foreign political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020, which was renewed on June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of May 31, 2021, the Fund had no outstanding loans. During the six months ended May 31, 2021, the Fund did not utilize the LOC.
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9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2021, there were no outstanding loans. During the six months ended May 31, 2021, the program was not utilized.
10. Other matters
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments and redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2020 to May 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2020	Ending Account Value 5/31/2021	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,159.80	$6.62
Class C Shares	$1,000	$1,155.50	$10.69
Institutional Shares	$1,000	$1,161.10	$5.33
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.80	$6.19
Class C Shares	$1,000	$1,015.01	$10.00
Institutional Shares	$1,000	$1,020.00	$4.99
1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.23%
Class C Shares	1.99%
Institutional Shares	0.99%
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Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes International Small-Mid Company Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Global Investment Management Corp. (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors. At the request of the Independent Directors, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Directors deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
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fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
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The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
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The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the periods ended December 31, 2020, the Fund’s performance for the one-year and three-year periods was above the median of the Performance Peer Group, and the Fund’s performance fell below the median of the Performance Peer Group for the five-year period. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of
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investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive. In 2019, the Board approved a reduction of 35 basis points in the contractual advisory fee.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
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Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
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The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes World Investment Series, Inc. (the “Corporation”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes International Small-Mid Company Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Directors of the Corporation (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the
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Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Hermes International Small-Mid Company Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428U748
CUSIP 31428U722
CUSIP 31428U631
G01743-02 (7/21)
© 2021 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes World Investment Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 23, 2021

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 23, 2021